UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-00066

American Balanced Fund, Inc.
(Exact name of registrant as specified in charter)

P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Address of principal executive offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: December 31

Date of reporting period: June 30, 2007

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the registrant)

ITEM 1 – Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

American Balanced Fund

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Semi-annual report for the six months ended June 30, 2007

American Balanced Fund® seeks conservation of capital, current income and long-term growth of both capital and income by investing in common stocks and fixed-income securities. The fund approaches the management of its investments as if they constituted the complete investment program of the prudent investor.

This fund is one of the 30 American Funds. American Funds ranks among the nation’s three largest mutual fund families. For 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Figures shown are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2007:

Class A shares	1 year	5 years	10 years
Reflecting 5.75% maximum sales charge	+9.04%	+8.09%	+8.35%

The total annual fund operating expense ratio for Class A shares as of the most recent fiscal year-end was 0.61%. This figure does not reflect a fee waiver currently in effect; therefore, the actual expense ratio is lower.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased it to 10% on April 1, 2005. Fund results shown reflect actual expenses, with the waiver applied. Fund results would have been lower without the waiver. Please see the Financial Highlights table on pages 22 to 25 for details.

The fund’s 30-day yield for Class A shares as of July 31, 2007, calculated in accordance with the Securities and Exchange Commission formula, was 2.60% (2.57% without the fee waiver). The fund’s distribution rate for Class A shares as of that date was 2.36%. Both reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Results for other share classes can be found on page 3.

The return of principal for the bond holdings in American Balanced Fund is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings.

Fellow shareholders:

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In the first half of 2007, markets were affected by volatile oil prices, merger activity and concerns about credit quality. In this environment, common stocks had respectable returns while bonds were fighting the headwind of rising long-term interest rates.

American Balanced Fund produced a total return of 5.8% for the six-month period ended June 30, slightly better than the 5.7% total return of the Lipper Balanced Funds Index. Stocks, as measured by Standard & Poor’s 500 Composite Index, had a total return of 7.0%. Bonds, as measured by the Lehman Brothers Aggregate Bond Index, provided a total return of 1.0%. The latter two indexes are unmanaged.

The economy slowed considerably in the first quarter as real gross domestic product rose at an annual rate of only 0.6%. However, economic activity picked up again in the second quarter, resulting in relatively normal growth for the six-month period as a whole. The Federal Reserve kept the federal funds rate steady at 5.25%, where it has been since June 2006. The price of oil remained high and volatile. It started the period at $61, dropped sharply in the first quarter and then rose to more than $70 at the end of the first half. Concern about credit quality in the mortgage area has had a depressing impact on both housing activity and housing prices.

We are impressed by the continued strength in corporate profitability. Profit margins remain at or near record levels, and corporations are accumulating large amounts of cash. This has resulted in stock repurchases, dividend increases and greater merger activity. While stocks have reacted quite favorably to this environment, we have some concern about the sustainability of the high level of profits currently being reported.

Our results were favorably impacted by our holdings in the oil industry. These stocks generally track the commodity price quite closely, and this continued to be true. Schlumberger, Royal Dutch Shell and Chevron experienced considerable appreciation during the period. Information technology, our largest sector in the fund, also did quite well, with stocks such as Nokia and EMC having especially good first halves. In contrast, our holdings in the financial area were generally disappointing, as the combination of higher interest rates and weakening credit quality took their toll. Bank of America, Freddie Mac and Wachovia were among our weaker stocks.

We made very few major changes in the position of the equity portfolio in the first half. Reflecting some of the concerns discussed above, we reduced our exposure to the financial sector from 10.4% at the beginning of the period to 8.8% at the end. These proceeds were reinvested in the industrial sector, where our position rose from 7.7% to 9.5%.

As noted, rising intermediate- and long-term interest rates caused our bond returns to be only slightly positive. Corporate bonds did a bit better than the rest of the fixed-income portfolio. At the end of the first half, 44% of the fund’s fixed-income portfolio was invested in mortgage- and asset-backed securities, 31% was invested in corporate bonds and 25% was invested in government securities.

It is American Balanced Fund’s policy to have between 50% and 75% invested in common stocks at all times. The percentage will vary based on our judgment of the relative attractiveness of equities, bonds and cash. As of June 30, the fund had 65% in stocks, 28% in bonds and 7% in cash. This is virtually unchanged from our position at the beginning of the year.

We welcome our new shareholders and thank our long-term investors for their confidence in American Balanced Fund.

Cordially,

/s/ Robert G. O’Donnell	/s/ Gregory D. Johnson
Robert G. O’Donnell	Gregory D. Johnson
Vice Chairman of the Board	President
and Principal Executive Officer

July 26, 2007

For current information about the fund, visit americanfunds.com.

Other share class results

Class B, Class C, Class F and Class 529

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended			Life
June 30, 2007:	1 year	5 years	of class

Class B shares — first sold 3/15/00
Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%, payable only if shares are sold within six years of purchase	+9.84%	+8.26%	+9.18%
Not reflecting CDSC	+14.84%	+8.55%	+9.18%

Class C shares — first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase	+13.80%	+8.49%	+7.22%
Not reflecting CDSC	+14.80%	+8.49%	+7.22%

Class F shares* — first sold 3/15/01
Not reflecting annual asset-based fee charged by sponsoring firm	+15.73%	+9.35%	+8.06%

Class 529-A shares†— first sold 2/15/02
Reflecting 5.75% maximum sales charge	+8.99%	+8.03%	+7.03%
Not reflecting maximum sales charge	+15.65%	+9.32%	+8.22%

Class 529-B shares†— first sold 2/15/02
Reflecting applicable CDSC, maximum of 5%, payable only if shares are sold within six years of purchase	+9.69%	+8.09%	+7.16%
Not reflecting CDSC	+14.69%	+8.39%	+7.30%

Class 529-C shares†— first sold 2/19/02
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase	+13.69%	+8.40%	+7.58%
Not reflecting CDSC	+14.69%	+8.40%	+7.58%

Class 529-E shares*†— first sold 3/5/02	+15.33%	+8.95%	+7.36%

Class 529-F shares*†— first sold 9/17/02
Not reflecting annual asset-based fee charged by sponsoring firm	+15.90%	—	+11.31%

*These shares are sold without any initial or contingent deferred sales charge.
†Results shown do not reflect the $10 initial account setup fee and an annual $10 account maintenance fee.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased it to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 22 to 25 for details that include expense ratios for all share classes.

For information regarding the differences among the various share classes, please refer to the fund’s prospectus.

Summary investment portfolio, June 30, 2007

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

			unaudited
[pie chart]
Investment mix by security type (percent of net assets)

Common stocks	65%
Fixed-income securities	28%
Short-term securities & other assets less liabilities	7%

[end pie chart]

		Market	Percent
		value	of net
Common stocks - 64.81%	Shares	(000)	assets

Information technology - 13.19%
Microsoft Corp.	41,000,000	$1,208,270	2.02%
International Business Machines Corp.	10,800,000	1,136,700	1.90
Nokia Corp. (ADR)	32,875,000	924,116	1.54
Cisco Systems, Inc. (1)	24,070,000	670,350	1.12
Oracle Corp. (1)	32,200,000	634,662	1.06
Intel Corp.	20,500,000	487,080	.81
Motorola, Inc.	23,430,000	414,711	.69
Google Inc., Class A (1)	710,000	371,600	.62
Hewlett-Packard Co.	7,800,000	348,036	.58
Other securities		1,707,722	2.85
		7,903,247	13.19

Industrials - 9.54%
General Electric Co.	29,400,000	1,125,432	1.88
Northrop Grumman Corp.	8,735,000	680,194	1.13
Caterpillar Inc.	7,500,000	587,250	.98
United Parcel Service, Inc., Class B	6,700,000	489,100	.82
Deere & Co.	3,848,750	464,698	.78
Tyco International Ltd.	11,440,000	386,558	.65
Other securities		1,986,362	3.30
		5,719,594	9.54

Financials - 8.81%
Berkshire Hathaway Inc., Class A (1)	7,590	830,915	1.39
Fannie Mae	11,000,000	718,630	1.20
Citigroup Inc.	12,500,000	641,125	1.07
Wells Fargo & Co.	17,620,000	619,695	1.03
American International Group, Inc.	6,550,000	458,697	.76
Washington Mutual, Inc.	9,500,000	405,080	.68
Bank of America Corp.	5,200,000	254,228	.42
Freddie Mac	3,000,000	182,100	.30
Other securities		1,172,287	1.96
		5,282,757	8.81

Health care - 7.04%
Eli Lilly and Co.	12,002,000	670,672	1.12
Abbott Laboratories	8,500,000	455,175	.76
Medtronic, Inc.	8,500,000	440,810	.74
Merck & Co., Inc.	8,500,000	423,300	.71
Johnson & Johnson	6,450,000	397,449	.66
Other securities		1,832,690	3.05
		4,220,096	7.04

Energy - 6.78%
Chevron Corp.	11,100,000	935,064	1.56
ConocoPhillips	11,000,000	863,500	1.44
Exxon Mobil Corp.	5,800,000	486,504	.81
Schlumberger Ltd.	5,700,000	484,158	.81
Royal Dutch Shell PLC, Class A (ADR)	5,762,500	467,915	.78
Other securities		826,374	1.38
		4,063,515	6.78

Consumer staples - 5.65%
Wal-Mart Stores, Inc.	16,950,000	815,465	1.36
Altria Group, Inc.	11,550,000	810,117	1.35
Coca-Cola Co.	15,250,000	797,728	1.33
Other securities		961,897	1.61
		3,385,207	5.65

Consumer discretionary - 5.28%
Target Corp.	10,850,000	690,060	1.15
Time Warner Inc.	21,800,000	458,672	.76
Lowe's Companies, Inc.	14,200,000	435,798	.73
Other securities		1,579,476	2.64
		3,164,006	5.28

Materials - 3.38%
E.I. du Pont de Nemours and Co.	8,500,000	432,140	.72
Alcoa Inc.	10,648,200	431,571	.72
International Paper Co.	9,500,000	370,975	.62
Weyerhaeuser Co.	4,590,000	362,289	.61
Other securities		427,073	.71
		2,024,048	3.38

Telecommunication services - 3.18%
AT&T Inc.	16,237,500	673,856	1.12
Vodafone Group PLC (2)	160,062,500	538,146	.90
Sprint Nextel Corp., Series 1	18,500,000	383,135	.64
Other securities		308,775	.52
		1,903,912	3.18

Utilities - 0.48%
Other securities		287,040	.48

Miscellaneous - 1.48%
Other common stocks in initial period of acquisition		883,568	1.48
Total common stocks (cost: $29,477,762,000)		38,836,990	64.81

Preferred stocks - 0.42%

Financials - 0.38%
Fannie Mae:
Series O, 7.495% (3)	150,000	7,814	.01
Series E, 5.10%	108,000	4,700	.01
Other securities		216,235	.36
		228,749	.38

U.S. government agency securities - 0.02%
Other securities		9,884	.02

Miscellaneous - 0.02%
Other preferred stocks in initial period of acquisition		9,465	.02
Total preferred stocks (cost: $244,216,000)		248,098	.42

		Market	Percent
		value	of net
Convertible securities - 0.01%	Shares	(000)	assets

Other - 0.01%
Fannie Mae, Series 2004-1, 5.375% convertible preferred	36	3,573	.00
Other securities		3,652	.01
Total convertible securities (cost: $8,374,000)		7,225	.01

	Principal	Market	Percent
	amount	value	of net
Bonds & notes - 28.29%	(000)	(000)	assets

Mortgage-backed obligations (4) - 10.58%
Fannie Mae 0%-11.891% 2010-2042 (5)	$1,359,266	1,331,296	2.22
Freddie Mac:
6.00% 2037	547,445	541,500
0%-10.00% 2008-2037 (5)	526,938	501,859	1.74
Other securities		3,967,251	6.62
		6,341,906	10.58

U.S. government & government agency bonds & notes - 7.02%
U.S. Treasury:
3.875% 2009 (6)	377,922	383,975
4.50% 2011	379,966	373,613
4.25% 2013	794,875	767,547
0.875%-10.375% 2007-2036 (6)	1,600,859	1,753,300	5.47
Fannie Mae 5.25%-6.25% 2011-2029	369,625	381,380	.64
Freddie Mac:
5.75% 2010	€3,000	4,187	.22
4.125%-5.75% 2008-2011	$129,575	129,386
Other securities		412,418	.69
		4,205,806	7.02

Financials - 4.01%
Washington Mutual Preferred Funding I Ltd., Series A-1, 6.534% (undated) (3) (5)	129,100	125,033
Washington Mutual, Inc. 5.00%-5.76% 2010-2017 (5)	81,000	78,989
Washington Mutual Preferred Funding III Ltd. 6.895% (undated) (3) (5)	30,900	30,505
Washington Mutual Bank, FA, Series 16, 5.125% 2015	17,500	16,524
Washington Mutual Bank 5.78% 2013 (5)	5,000	5,007	.43
International Lease Finance Corp. 5.00%-5.875% 2010-2014	60,600	60,131
American General Finance Corp. 4.875%-5.85% 2011-2015 (5)	37,500	37,002
American International Group, Inc., Series A-1, 6.25% 2087 (5)	30,200	28,648
ILFC E-Capital Trust II 6.25% 2065 (3) (5)	17,930	17,516
AIG SunAmerica Global Financing VII 5.85% 2008 (3)	7,750	7,784	.25
BankAmerica Capital III, BankAmerica Corp., Series 3, 5.926% 2027 (5)	22,500	21,927
Bank of America Corp. 6.10% 2017	15,000	15,198
MBNA Global Capital Funding, Series B, 6.156% 2027 (5)	18,000	17,989	.09
Citigroup Inc. 4.125%-5.125% 2010-2011	35,000	34,239	.06
Wells Fargo & Co. 4.125% 2008	5,000	4,953	.01
Other securities		1,901,845	3.17
		2,403,290	4.01

Asset-backed obligations - 1.75%
Other securities		1,048,117	1.75

Telecommunication services - 1.20%
SBC Communications Inc. 4.125%-6.45% 2009-2034	173,420	170,178
BellSouth Corp. 4.75%-6.55% 2012-2034	67,105	65,249
AT&T Wireless Services, Inc. 7.875%-8.125% 2011-2012	57,400	62,877
BellSouth Capital Funding Corp. 7.875% 2030	51,500	58,308	.59
Other securities		365,276	.61
		721,888	1.20

Consumer discretionary - 1.19%
Other securities		711,065	1.19

Industrials - 0.68%
General Electric Capital Corp. 5.626%-5.736% 2018-2026 (5)	60,000	60,250
General Electric Co. 5.00% 2013	23,000	22,326	.14
Other securities		324,531	.54
		407,107	.68

Other - 1.86%
Cisco Systems, Inc. 5.25% 2011	29,500	29,347	.05
Oracle Corp. 5.00% 2011	15,000	14,796	.02
Other securities		1,070,701	1.79
		1,114,844	1.86
Total bonds & notes (cost: $17,185,921,000)		16,954,023	28.29

Short-term securities - 7.30%

Bank of America Corp. 5.185%-5.25% due 7/13-10/10/2007 (7)	$419,000	415,266	.69
Clipper Receivables Co., LLC 5.23%-5.25% due 7/20-9/4/2007 (3) (7)	292,300	291,063
State Street Corp. 5.22% due 8/2/2007	50,000	49,771	.57
CAFCO, LLC 5.225%-5.29% due 7/12-9/14/2007 (3) (7)	297,100	295,623	.50
Johnson & Johnson 5.18%-5.20% due 7/10-9/13/2007 (3) (7)	247,000	245,577	.41
Coca-Cola Co. 5.18%-5.23% due 7/13-9/10/2007 (3) (7)	204,500	203,072	.34
Wal-Mart Stores Inc. 5.18%-5.20% due 7/17-8/28/2007 (3) (7)	144,700	143,767	.24
International Lease Finance Corp. 5.20%-5.205% due 7/19-9/14/2007 (7)	78,500	77,886
AIG Funding, Inc. 5.20% due 8/20/2007	50,000	49,635	.21
Freddie Mac 5.125%-5.14% due 7/9-9/10/2007	84,200	83,811	.14
NetJets Inc. 5.19%-5.20% due 7/2-8/13/2007 (3) (7)	75,000	74,818	.13
Fannie Mae 5.145% due 9/12/2007	72,700	71,955	.12
AT&T Inc. 5.23% due 7/16/2007 (3)	50,000	49,885	.08
Chevron Corp. 5.20% due 8/23/2007	50,000	49,610	.08
Edison Asset Securitization LLC 5.22% due 9/25/2007 (3)	50,000	49,374	.08
Caterpillar Financial Services Corp. 5.24% due 8/13/2007 (7)	25,000	24,840	.04
Other securities		2,197,462	3.67

Total short-term securities (cost: $4,372,963,000)		4,373,415	7.30

Total investment securities (cost: $51,289,236,000)		60,419,751	100.83
Other assets less liabilities		(496,420)	(.83)

Net assets		$59,923,331	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Security did not produce income during the last 12 months.
(2) Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $1,904,502,000.

(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $4,857,364,000, which represented 8.11% of the net assets of the fund.

(4) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(5) Coupon rate may change periodically.
(6) Index-linked bond whose principal amount moves with a government retail price index.
(7) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities			unaudited
at June 30, 2007		(dollars and shares in thousands, except per-share amounts)

Assets:
Investment securities at market (cost: $51,289,236)			$60,419,751
Cash			2,550
Receivables for:
Sales of investments		$739,161
Sales of fund's shares		124,594
Dividends and interest		230,293	1,094,048
			61,516,349
Liabilities:
Payables for:
Purchases of investments		1,412,741
Repurchases of fund's shares		139,652
Investment advisory services		10,514
Services provided by affiliates		27,713
Deferred directors' compensation		1,800
Other		598	1,593,018
Net assets at June 30, 2007			$59,923,331

Net assets consist of:
Capital paid in on shares of capital stock			$49,679,430
Undistributed net investment income			179,888
Undistributed net realized gain			933,398
Net unrealized appreciation			9,130,615
Net assets at June 30, 2007			$59,923,331

Total authorized capital stock - 5,500,000 shares, $.001 par value (3,019,352 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share(*)

Class A	$37,536,846	1,889,414	$19.87
Class B	5,535,264	279,494	19.80
Class C	6,033,166	304,865	19.79
Class F	1,329,646	66,941	19.86
Class 529-A	1,263,237	63,643	19.85
Class 529-B	336,785	16,975	19.84
Class 529-C	558,436	28,143	19.84
Class 529-E	81,101	4,088	19.84
Class 529-F	31,896	1,608	19.84
Class R-1	95,862	4,846	19.78
Class R-2	1,158,151	58,531	19.79
Class R-3	3,312,126	167,277	19.80
Class R-4	1,934,694	97,502	19.84
Class R-5	716,121	36,025	19.88
(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and 529-A, for which the maximum offering prices per share were $21.08 and $21.06, respectively.

See Notes to Financial Statements

Statement of operations			unaudited
for the six months ended June 30, 2007		(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S.taxes of $9,886)		$413,795
Interest		544,994	$958,789

Fees and expenses(*):
Investment advisory services		68,335
Distribution services		123,390
Transfer agent services		20,054
Administrative services		14,196
Reports to shareholders		1,167
Registration statement and prospectus		1,242
Postage, stationery and supplies		2,817
Directors' compensation		366
Auditing and legal		20
Custodian		265
State and local taxes		1
Other		125
Total fees and expenses before reimbursements/waivers		231,978
Less reimbursements/waivers of fees and expenses:
Investment advisory services		6,834
Administrative services		60
Total fees and expenses after reimbursements/waivers			225,084
Net investment income			733,705

Net realized gain and unrealized
appreciation on investments
and non-U.S. currency:
Net realized gain on:
Investments		937,130
Non-U.S. currency transactions		80	937,210
Net unrealized appreciation (depreciation) on:
Investments		1,543,865
Non-U.S. currency translations		(121)	1,543,744
Net realized gain and
unrealized appreciation
on investments and non-U.S. currency			2,480,954
Net increase in net assets resulting
from operations			$3,214,659

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets		(dollars in thousands)

		Six months	Year ended
		ended June 30,	December 31,
		2007 *	2006
Operations:
Net investment income		$733,705	$1,263,551
Net realized gain on investments and
non-U.S. currency transactions		937,210	1,304,434
Net unrealized appreciation
on investments and non-U.S. currency translations		1,543,744	3,321,314
Net increase in net assets
resulting from operations		3,214,659	5,889,299

Dividends and distributions paid to
shareholders:
Dividends from net investment income and non-U.S. currency gain		(689,446)	(1,251,580)
Distributions from net realized gain
on investments		-	(1,174,211)
Total dividends and distributions paid
to shareholders		(689,446)	(2,425,791)

Net capital share transactions		1,198,582	789,477

Total increase in net assets		3,723,795	4,252,985

Net assets:
Beginning of period		56,199,536	51,946,551
End of period (including
undistributed
net investment income: $179,888 and $135,629, respectively)		$59,923,331	$56,199,536

*Unaudited.

See Notes to Financial Statements

Notes to financial statements	unaudited

1.	Organization and significant accounting policies

Organization – American Balanced Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks conservation of capital, current income and long-term growth of both capital and income by investing in common stocks and fixed-income securities.

The fund offers 14 share classes consisting of four retail share classes, five 529 college savings plan share classes and five retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B and 529-B convert to Class A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class F and 529-F	None	None	None
Class R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation – Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Non-U.S. currency translation – Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

Mortgage dollar rolls – The fund may enter into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the accompanying financial statements.

2.	Non-U.S. investments

Investment risk – The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation – Dividend and interest income is recorded net of non-U.S. taxes paid.

3.     Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes, on June 29, 2007. The implementation of FIN 48 resulted in no material liability for unrecognized tax benefits and no material change to the beginning net asset value of the fund.

As of and during the period ended June 30, 2007, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2003 and by state tax authorities for tax years before 2002.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; paydowns on fixed-income securities; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2006, the fund had tax basis undistributed ordinary income of $137,613,000 and non-U.S. currency loss deferrals (realized during the period November 1, 2006, through December 31, 2006) of $143,000.

As of June 30, 2007, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$9,613,368
Gross unrealized depreciation on investment securities	(493,005)
Net unrealized appreciation on investment securities	9,120,363
Cost of investment securities	51,299,388

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended June 30, 2007			Year ended December 31, 2006
	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Share class
Class A	$467,010	-	$467,010	$858,582	$740,326	$1,598,908
Class B	50,151	-	50,151	94,095	112,812	206,907
Class C	52,703	-	52,703	97,563	120,375	217,938
Class F	16,693	-	16,693	30,712	25,986	56,698
Class 529-A	14,939	-	14,939	25,350	23,369	48,719
Class 529-B	2,793	-	2,793	4,814	6,491	11,305
Class 529-C	4,566	-	4,566	7,752	10,408	18,160
Class 529-E	854	-	854	1,452	1,511	2,963
Class 529-F	409	-	409	640	580	1,220
Class R-1	820	-	820	1,254	1,721	2,975
Class R-2	9,959	-	9,959	17,330	22,577	39,907
Class R-3	36,181	-	36,181	62,774	63,645	126,419
Class R-4	23,763	-	23,763	39,471	35,866	75,337
Class R-5	8,605	-	8,605	9,791	8,544	18,335
Total	$689,446	-	$689,446	$1,251,580	$1,174,211	$2,425,791

4.     Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company SM ("AFS"), the fund’s transfer agent, and American Funds Distributors, SM Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services – The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.420% on the first $500 million of daily net assets and decreasing to 0.210% on such assets in excess of $71 billion. CRMC is currently waiving 10% of investment advisory services fees. During the six months ended June 30, 2007, total investment advisory services fees waived by CRMC were $6,834,000. As a result, the fee shown on the accompanying financial statements of $68,335,000, which was equivalent to an annualized rate of 0.238%, was reduced to $61,501,000, or 0.214% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of June 30, 2007, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Class B and 529-B	1.00	1.00
Class C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class 529-E and R-3	0.50	0.75
Class F, 529-F and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the six months ended June 30, 2007, the total administrative services fees paid by CRMC were $324 and $60,000 for Class R-1 and R-2, respectively. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the six months ended June 30, 2007, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$45,038	$17,566	Not applicable	Not applicable	Not applicable
Class B	27,014	2,488	Not applicable	Not applicable	Not applicable
Class C	29,114	Included in administrative services	$3,896	$450	Not applicable
Class F	1,601		556	51	Not applicable
Class 529-A	1,339		591	76	$591
Class 529-B	1,604		160	26	160
Class 529-C	2,617		262	40	262
Class 529-E	190		38	5	38
Class 529-F	-		15	2	15
Class R-1	450		55	16	Not applicable
Class R-2	4,155		817	1,539	Not applicable
Class R-3	7,946		2,317	514	Not applicable
Class R-4	2,322		1,376	23	Not applicable
Class R-5	Not applicable		299	6	Not applicable
Total	$123,390	$20,054	$10,382	$2,748	$1,066

Deferred directors’ compensation – Since the adoption of the deferred compensation plan in 1993, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $366,000, shown on the accompanying financial statements, includes $240,000 in current fees (either paid in cash or deferred) and a net increase of $126,000 in the value of the deferred amounts.

Affiliated officers and directors – Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

5.     Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(*)		Reinvestments of dividends and distributions		Repurchases(*)		Net increase (decrease)
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2007
Class A	$3,211,163	165,762	$445,212	22,742	$(3,132,443)	(161,721)	$523,932	26,783
Class B	208,607	10,817	47,495	2,432	(342,977)	(17,747)	(86,875)	(4,498)
Class C	488,483	25,330	49,243	2,523	(502,490)	(26,039)	35,236	1,814
Class F	180,849	9,352	14,259	729	(169,159)	(8,718)	25,949	1,363
Class 529-A	121,749	6,293	14,933	763	(50,250)	(2,594)	86,432	4,462
Class 529-B	19,522	1,009	2,793	143	(10,561)	(544)	11,754	608
Class 529-C	60,419	3,123	4,565	233	(30,125)	(1,556)	34,859	1,800
Class 529-E	8,229	425	854	44	(4,029)	(208)	5,054	261
Class 529-F	3,931	204	409	21	(1,703)	(87)	2,637	138
Class R-1	23,504	1,224	812	42	(14,711)	(763)	9,605	503
Class R-2	204,707	10,625	9,952	510	(184,137)	(9,546)	30,522	1,589
Class R-3	492,978	25,601	36,178	1,853	(415,377)	(21,527)	113,779	5,927
Class R-4	388,543	20,200	23,761	1,215	(284,053)	(14,635)	128,251	6,780
Class R-5	327,240	16,980	8,546	436	(58,339)	(2,995)	277,447	14,421
Total net increase
(decrease)	$5,739,924	296,945	$659,012	33,686	$(5,200,354)	(268,680)	$1,198,582	61,951

Year ended December 31, 2006
Class A	$5,136,339	279,341	$1,536,857	82,119	$(6,445,634)	(351,004)	$227,562	10,456
Class B	405,315	22,154	197,211	10,532	(735,333)	(40,183)	(132,807)	(7,497)
Class C	805,710	43,982	205,383	10,975	(1,210,047)	(66,245)	(198,954)	(11,288)
Class F	265,909	14,440	49,614	2,652	(384,185)	(20,983)	(68,662)	(3,891)
Class 529-A	212,120	11,530	48,713	2,603	(107,663)	(5,857)	153,170	8,276
Class 529-B	39,884	2,173	11,304	602	(23,188)	(1,265)	28,000	1,510
Class 529-C	100,547	5,470	18,157	966	(65,347)	(3,558)	53,357	2,878
Class 529-E	14,744	802	2,963	158	(8,503)	(462)	9,204	498
Class 529-F	9,066	494	1,220	65	(2,882)	(157)	7,404	402
Class R-1	29,338	1,602	2,941	157	(16,554)	(905)	15,725	854
Class R-2	347,844	19,010	39,876	2,130	(274,833)	(14,992)	112,887	6,148
Class R-3	811,622	44,388	126,394	6,763	(601,436)	(32,810)	336,580	18,341
Class R-4	483,734	26,328	75,327	4,027	(376,900)	(20,596)	182,161	9,759
Class R-5	154,209	8,354	18,207	971	(108,566)	(5,915)	63,850	3,410
Total net increase
(decrease)	$8,816,381	480,068	$2,334,167	124,720	$(10,361,071)	(564,932)	$789,477	39,856

(*) Includes exchanges between share classes of the fund.

6.     Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities, of $10,347,516,000 and $9,757,397,000, respectively, during the six months ended June 30, 2007.

Financial highlights(1)

			Income (loss) from investment operations(2)			Dividends and distributions
		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return (3) (4)	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers (4)		Ratio of net income to average net assets(4)
Class A:
Six months ended 6/30/2007	(5)	$19.02	$.26	$.84	$1.10	$(.25)	$ -	$(.25)	$19.87	5.81%	$37,537.61%			(6)	.58%	(6)	2.75%	(6)
Year ended 12/31/2006		17.82	.47	1.61	2.08	(.47)	(.41)	(.88)	19.02	11.80	35,431.61				.58		2.57
Year ended 12/31/2005		18.00	.41	.15	.56	(.40)	(.34)	(.74)	17.82	3.12	33,009.61				.59		2.31
Year ended 12/31/2004		17.29	.39	1.12	1.51	(.36)	(.44)	(.80)	18.00	8.92	29,162.63				.62		2.23
Year ended 12/31/2003		14.42	.37	2.87	3.24	(.37)	-	(.37)	17.29	22.82	19,951.67				.67		2.38
Year ended 12/31/2002		15.85	.42	(1.40)	(.98)	(.43)	(.02)	(.45)	14.42	(6.27)	12,405.70				.70		2.79
Class B:
Six months ended 6/30/2007	(5)	18.96	.19	.83	1.02	(.18)	-	(.18)	19.80	5.39	5,535		1.35	(6)	1.33	(6)	2.00	(6)
Year ended 12/31/2006		17.77	.33	1.60	1.93	(.33)	(.41)	(.74)	18.96	10.95	5,386		1.36		1.33		1.82
Year ended 12/31/2005		17.95	.28	.15	.43	(.27)	(.34)	(.61)	17.77	2.37	5,180		1.36		1.34		1.56
Year ended 12/31/2004		17.24	.26	1.12	1.38	(.23)	(.44)	(.67)	17.95	8.15	4,849		1.37		1.37		1.48
Year ended 12/31/2003		14.38	.25	2.86	3.11	(.25)	-	(.25)	17.24	21.90	3,344		1.42		1.42		1.62
Year ended 12/31/2002		15.82	.31	(1.41)	(1.10)	(.32)	(.02)	(.34)	14.38	(7.04)	1,784		1.46		1.46		2.07
Class C:
Six months ended 6/30/2007	(5)	18.95	.18	.83	1.01	(.17)	-	(.17)	19.79	5.36	6,033		1.41	(6)	1.39	(6)	1.95	(6)
Year ended 12/31/2006		17.76	.32	1.60	1.92	(.32)	(.41)	(.73)	18.95	10.90	5,743		1.41		1.38		1.77
Year ended 12/31/2005		17.94	.27	.15	.42	(.26)	(.34)	(.60)	17.76	2.30	5,582		1.42		1.40		1.51
Year ended 12/31/2004		17.24	.25	1.11	1.36	(.22)	(.44)	(.66)	17.94	8.02	4,976		1.44		1.44		1.42
Year ended 12/31/2003		14.38	.24	2.87	3.11	(.25)	-	(.25)	17.24	21.84	2,968		1.48		1.48		1.55
Year ended 12/31/2002		15.82	.30	(1.41)	(1.11)	(.31)	(.02)	(.33)	14.38	(7.08)	1,440		1.51		1.51		2.03
Class F:
Six months ended 6/30/2007	(5)	19.02	.26	.83	1.09	(.25)	-	(.25)	19.86	5.76	1,330.60			(6)	.57	(6)	2.76	(6)
Year ended 12/31/2006		17.82	.48	1.60	2.08	(.47)	(.41)	(.88)	19.02	11.83	1,247.59				.57		2.59
Year ended 12/31/2005		18.00	.41	.15	.56	(.40)	(.34)	(.74)	17.82	3.10	1,238.63				.61		2.30
Year ended 12/31/2004		17.29	.39	1.11	1.50	(.35)	(.44)	(.79)	18.00	8.88	1,110.67				.67		2.19
Year ended 12/31/2003		14.42	.36	2.88	3.24	(.37)	-	(.37)	17.29	22.79	659.69				.69		2.34
Year ended 12/31/2002		15.85	.42	(1.40)	(.98)	(.43)	(.02)	(.45)	14.42	(6.29)	320.72				.72		2.81
Class 529-A:
Six months ended 6/30/2007	(5)	19.01	.25	.83	1.08	(.24)	-	(.24)	19.85	5.72	1,263.70			(6)	.68	(6)	2.66	(6)
Year ended 12/31/2006		17.81	.47	1.60	2.07	(.46)	(.41)	(.87)	19.01	11.76	1,125.66				.63		2.53
Year ended 12/31/2005		17.99	.40	.15	.55	(.39)	(.34)	(.73)	17.81	3.06	907.67				.65		2.26
Year ended 12/31/2004		17.28	.38	1.12	1.50	(.35)	(.44)	(.79)	17.99	8.88	679.69				.68		2.18
Year ended 12/31/2003		14.41	.37	2.87	3.24	(.37)	-	(.37)	17.28	22.87	389.67				.67		2.36
Period from 2/15/2002 to 12/31/2002		15.82	.37	(1.33)	(.96)	(.43)	(.02)	(.45)	14.41	(6.19)	160.72			(6)	.72	(6)	2.91	(6)
Class 529-B:
Six months ended 6/30/2007	(5)	19.00	.18	.83	1.01	(.17)	-	(.17)	19.84	5.32	337		1.48	(6)	1.45	(6)	1.88	(6)
Year ended 12/31/2006		17.80	.31	1.61	1.92	(.31)	(.41)	(.72)	19.00	10.87	311		1.48		1.45		1.70
Year ended 12/31/2005		17.99	.25	.14	.39	(.24)	(.34)	(.58)	17.80	2.15	265		1.51		1.49		1.41
Year ended 12/31/2004		17.28	.23	1.12	1.35	(.20)	(.44)	(.64)	17.99	7.94	219		1.56		1.56		1.30
Year ended 12/31/2003		14.41	.23	2.87	3.10	(.23)	-	(.23)	17.28	21.74	137		1.58		1.58		1.44
Period from 2/15/2002 to 12/31/2002		15.82	.26	(1.33)	(1.07)	(.32)	(.02)	(.34)	14.41	(6.85)	55		1.60	(6)	1.60	(6)	2.04	(6)
Class 529-C:
Six months ended 6/30/2007	(5)	19.00	.18	.83	1.01	(.17)	-	(.17)	19.84	5.32	558		1.47	(6)	1.45	(6)	1.89	(6)
Year ended 12/31/2006		17.81	.32	1.59	1.91	(.31)	(.41)	(.72)	19.00	10.81	501		1.47		1.44		1.71
Year ended 12/31/2005		17.99	.26	.14	.40	(.24)	(.34)	(.58)	17.81	2.22	418		1.50		1.48		1.42
Year ended 12/31/2004		17.28	.23	1.12	1.35	(.20)	(.44)	(.64)	17.99	7.94	327		1.55		1.55		1.31
Year ended 12/31/2003		14.41	.23	2.87	3.10	(.23)	-	(.23)	17.28	21.76	193		1.57		1.57		1.46
Period from 2/19/2002 to 12/31/2002		15.62	.26	(1.12)	(.86)	(.33)	(.02)	(.35)	14.41	(5.63)	77		1.59	(6)	1.59	(6)	2.05	(6)
Class 529-E:
Six months ended 6/30/2007	(5)	19.00	.23	.83	1.06	(.22)	-	(.22)	19.84	5.58	81.97			(6)	.95	(6)	2.39	(6)
Year ended 12/31/2006		17.80	.41	1.61	2.02	(.41)	(.41)	(.82)	19.00	11.44	73.96				.93		2.23
Year ended 12/31/2005		17.98	.35	.14	.49	(.33)	(.34)	(.67)	17.80	2.73	59.99				.97		1.93
Year ended 12/31/2004		17.28	.32	1.11	1.43	(.29)	(.44)	(.73)	17.98	8.44	45		1.04		1.03		1.83
Year ended 12/31/2003		14.41	.31	2.87	3.18	(.31)	-	(.31)	17.28	22.37	27		1.05		1.05		1.97
Period from 3/5/2002 to 12/31/2002		16.14	.31	(1.76)	(1.45)	(.28)	-	(.28)	14.41	(9.02)	10		1.06	(6)	1.06	(6)	2.60	(6)
Class 529-F:
Six months ended 6/30/2007	(5)	$19.00	$.28	$.82	$1.10	$(.26)	$ -	$(.26)	$19.84	5.84%	$32.47%			(6)	.45%	(6)	2.89%	(6)
Year ended 12/31/2006		17.80	.50	1.61	2.11	(.50)	(.41)	(.91)	19.00	11.99	28.46				.43		2.73
Year ended 12/31/2005		17.98	.42	.15	.57	(.41)	(.34)	(.75)	17.80	3.15	19.57				.55		2.35
Year ended 12/31/2004		17.27	.37	1.12	1.49	(.34)	(.44)	(.78)	17.98	8.78	14.79				.78		2.09
Year ended 12/31/2003		14.41	.35	2.86	3.21	(.35)	-	(.35)	17.27	22.63	7.80				.80		2.16
Period from 9/17/2002 to 12/31/2002		14.18	.13	.21	.34	(.11)	-	(.11)	14.41	2.36	-	(7)	.23		.23		.87
Class R-1:
Six months ended 6/30/2007	(5)	18.94	.19	.82	1.01	(.17)	-	(.17)	19.78	5.37	96		1.41	(6)	1.39	(6)	1.96	(6)
Year ended 12/31/2006		17.75	.32	1.60	1.92	(.32)	(.41)	(.73)	18.94	10.91	82		1.41		1.39		1.77
Year ended 12/31/2005		17.94	.27	.13	.40	(.25)	(.34)	(.59)	17.75	2.24	62		1.45		1.42		1.49
Year ended 12/31/2004		17.24	.25	1.11	1.36	(.22)	(.44)	(.66)	17.94	8.01	41		1.48		1.46		1.43
Year ended 12/31/2003		14.39	.24	2.86	3.10	(.25)	-	(.25)	17.24	21.77	16		1.52		1.48		1.50
Period from 5/29/2002 to 12/31/2002		15.93	.19	(1.56)	(1.37)	(.17)	-	(.17)	14.39	(8.61)	2		1.83	(6)	1.48	(6)	2.23	(6)
Class R-2:
Six months ended 6/30/2007	(5)	18.95	.18	.83	1.01	(.17)	-	(.17)	19.79	5.36	1,158		1.43	(6)	1.39	(6)	1.94	(6)
Year ended 12/31/2006		17.76	.32	1.60	1.92	(.32)	(.41)	(.73)	18.95	10.90	1,079		1.45		1.39		1.77
Year ended 12/31/2005		17.94	.27	.15	.42	(.26)	(.34)	(.60)	17.76	2.31	902		1.48		1.40		1.51
Year ended 12/31/2004		17.24	.25	1.11	1.36	(.22)	(.44)	(.66)	17.94	8.05	648		1.55		1.42		1.45
Year ended 12/31/2003		14.39	.24	2.87	3.11	(.26)	-	(.26)	17.24	21.83	293		1.70		1.44		1.54
Period from 5/21/2002 to 12/31/2002		15.97	.20	(1.60)	(1.40)	(.18)	-	(.18)	14.39	(8.79)	42		1.54	(6)	1.45	(6)	2.30	(6)
Class R-3:
Six months ended 6/30/2007	(5)	18.96	.23	.83	1.06	(.22)	-	(.22)	19.80	5.61	3,312.93			(6)	.91	(6)	2.43	(6)
Year ended 12/31/2006		17.77	.41	1.60	2.01	(.41)	(.41)	(.82)	18.96	11.44	3,059.92				.90		2.26
Year ended 12/31/2005		17.95	.36	.15	.51	(.35)	(.34)	(.69)	17.77	2.83	2,541.91				.89		2.02
Year ended 12/31/2004		17.25	.34	1.10	1.44	(.30)	(.44)	(.74)	17.95	8.52	1,828.97				.97		1.94
Year ended 12/31/2003		14.40	.31	2.85	3.16	(.31)	-	(.31)	17.25	22.27	563		1.05		1.05		1.94
Period from 6/4/2002 to 12/31/2002		15.70	.22	(1.32)	(1.10)	(.20)	-	(.20)	14.40	(7.04)	79		1.08	(6)	1.06	(6)	2.67	(6)
Class R-4:
Six months ended 6/30/2007	(5)	19.00	.26	.83	1.09	(.25)	-	(.25)	19.84	5.74	1,935.65			(6)	.63	(6)	2.71	(6)
Year ended 12/31/2006		17.80	.47	1.60	2.07	(.46)	(.41)	(.87)	19.00	11.78	1,724.65				.62		2.53
Year ended 12/31/2005		17.99	.41	.13	.54	(.39)	(.34)	(.73)	17.80	3.03	1,441.65				.63		2.28
Year ended 12/31/2004		17.28	.39	1.11	1.50	(.35)	(.44)	(.79)	17.99	8.89	830.67				.66		2.23
Year ended 12/31/2003		14.41	.36	2.88	3.24	(.37)	-	(.37)	17.28	22.81	258.68				.68		2.28
Period from 6/21/2002 to 12/31/2002		15.32	.24	(.93)	(.69)	(.22)	-	(.22)	14.41	(4.52)	25.75			(6)	.71	(6)	3.13	(6)
Class R-5:
Six months ended 6/30/2007	(5)	19.03	.29	.83	1.12	(.27)	-	(.27)	19.88	5.94	716.35			(6)	.33	(6)	3.03	(6)
Year ended 12/31/2006		17.83	.52	1.61	2.13	(.52)	(.41)	(.93)	19.03	12.08	411.35				.33		2.82
Year ended 12/31/2005		18.01	.46	.15	.61	(.45)	(.34)	(.79)	17.83	3.38	324.36				.34		2.57
Year ended 12/31/2004		17.30	.44	1.12	1.56	(.41)	(.44)	(.85)	18.01	9.21	246.37				.36		2.51
Year ended 12/31/2003		14.43	.41	2.87	3.28	(.41)	-	(.41)	17.30	23.16	127.38				.38		2.62
Period from 5/15/2002 to 12/31/2002		16.07	.30	(1.71)	(1.41)	(.23)	-	(.23)	14.43	(8.77)	26.39			(6)	.39	(6)	3.27	(6)

	Six months ended
	June 30,	Year ended December 31
	2007(5)	2006	2005	2004	2003	2002

Portfolio turnover rate for all classes of shares	18%	34%	35%	25%	32%	41%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) This column reflects the impact, if any, of certain reimbursements/waivers from CRMC.
During some of the periods shown, CRMC reduced fees for investment advisory services for all share classes.
In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.
(5) Unaudited.
(6) Annualized.
(7) Amount less than $1 million.

See Notes to Financial Statements

Expense example	unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007, through June 30, 2007).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 1/1/2007	Ending account value 6/30/2007	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,058.08	$2.96	.58%
Class A -- assumed 5% return	1,000.00	1,021.92	2.91	.58
Class B -- actual return	1,000.00	1,053.87	6.77	1.33
Class B -- assumed 5% return	1,000.00	1,018.20	6.66	1.33
Class C -- actual return	1,000.00	1,053.64	7.08	1.39
Class C -- assumed 5% return	1,000.00	1,017.90	6.95	1.39
Class F -- actual return	1,000.00	1,057.60	2.91	.57
Class F -- assumed 5% return	1,000.00	1,021.97	2.86	.57
Class 529-A -- actual return	1,000.00	1,057.21	3.47	.68
Class 529-A -- assumed 5% return	1,000.00	1,021.42	3.41	.68
Class 529-B -- actual return	1,000.00	1,053.19	7.38	1.45
Class 529-B -- assumed 5% return	1,000.00	1,017.60	7.25	1.45
Class 529-C -- actual return	1,000.00	1,053.21	7.38	1.45
Class 529-C -- assumed 5% return	1,000.00	1,017.60	7.25	1.45
Class 529-E -- actual return	1,000.00	1,055.79	4.84	.95
Class 529-E -- assumed 5% return	1,000.00	1,020.08	4.76	.95
Class 529-F -- actual return	1,000.00	1,058.38	2.30	.45
Class 529-F -- assumed 5% return	1,000.00	1,022.56	2.26	.45
Class R-1 -- actual return	1,000.00	1,053.68	7.08	1.39
Class R-1 -- assumed 5% return	1,000.00	1,017.90	6.95	1.39
Class R-2 -- actual return	1,000.00	1,053.58	7.08	1.39
Class R-2 -- assumed 5% return	1,000.00	1,017.90	6.95	1.39
Class R-3 -- actual return	1,000.00	1,056.07	4.64	.91
Class R-3 -- assumed 5% return	1,000.00	1,020.28	4.56	.91
Class R-4 -- actual return	1,000.00	1,057.39	3.21	.63
Class R-4 -- assumed 5% return	1,000.00	1,021.67	3.16	.63
Class R-5 -- actual return	1,000.00	1,059.37	1.69	.33
Class R-5 -- assumed 5% return	1,000.00	1,023.16	1.66	.33

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).

Office of the fund
One Market
Steuart Tower, Suite 1800
Mailing address: P.O. Box 7650
San Francisco, CA 94120-7650

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

Independent registered public
accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial adviser and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete June 30, 2007, portfolio of American Balanced Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American Balanced Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of American Balanced Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2007, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For 75 years, we have followed a consistent philosophy to benefit our investors. Our 30 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 40 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•	A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•	An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•	The multiple portfolio counselor system

Our unique method of portfolio management, developed nearly 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•	Experienced investment professionals
American Funds portfolio counselors have an average of 24 years of investment experience, providing a wealth of knowledge and experience that few organizations have.

•	A commitment to low operating expenses
The American Funds provide exceptional value for shareholders, with operating expenses that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•	Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World FundSM
SMALLCAP World Fund®

•	Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
The Investment Company of America®
Washington Mutual Investors FundSM

•	Equity-income funds
Capital Income Builder®
The Income Fund of America®

•	Balanced fund
>	American Balanced Fund®

•	Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•	Tax-exempt bond funds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•	Money market funds
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

•	American Funds Target Date Retirement SeriesSM

The Capital Group Companies

American Funds    Capital Research and Management        Capital International         Capital Guardian       Capital Bank and Trust

Lit. No. MFGESR-911-0807P

Litho in USA AGD/AC/8077-S10055

Printed on recycled paper

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

[logo – American Funds®]

American Balanced Fund®
Investment portfolio

June 30, 2007
unaudited

Common stocks — 64.81%	Shares		Market value (000)

INFORMATION TECHNOLOGY — 13.19%
Microsoft Corp.	41,000,000		$1,208,270
International Business Machines Corp.	10,800,000		1,136,700
Nokia Corp. (ADR)	32,875,000		924,116
Cisco Systems, Inc.[1]	24,070,000		670,350
Oracle Corp.[1]	32,200,000		634,662
Intel Corp.	20,500,000		487,080
Motorola, Inc.	23,430,000		414,711
Google Inc., Class A1	710,000		371,600
Hewlett-Packard Co.	7,800,000		348,036
Yahoo! Inc.[1]	9,750,000		264,518
QUALCOMM Inc.	6,000,000		260,340
Analog Devices, Inc.	6,000,000		225,840
Agilent Technologies, Inc.[1]	5,000,000		192,200
Dell Inc.[1]	6,500,000		185,575
Texas Instruments Inc.	4,250,000		159,928
Automatic Data Processing, Inc.	3,250,000		157,527
EMC Corp.[1]	8,500,000		153,850
Nortel Networks Corp. (CAD denominated)[1]	1,835,000		44,409
Nortel Networks Corp.[1]	700,000		16,835
Maxim Integrated Products, Inc.	1,397,800		46,700
			7,903,247

INDUSTRIALS — 9.54%
General Electric Co.	29,400,000		1,125,432
Northrop Grumman Corp.	8,735,000		680,194
Caterpillar Inc.	7,500,000		587,250
United Parcel Service, Inc., Class B	6,700,000		489,100
Deere & Co.	3,848,750		464,698
Tyco International Ltd.	11,440,000		386,558
United Technologies Corp.	4,130,000		292,941
Illinois Tool Works Inc.	5,200,000		281,788
FedEx Corp.	2,200,000		244,134
Union Pacific Corp.	2,000,000		230,300
Boeing Co.	2,000,000		192,320
General Dynamics Corp.	2,410,000		188,510
Emerson Electric Co.	4,000,000		187,200
Parker Hannifin Corp.	1,400,000		137,074
3M Co.	1,500,000		130,185
Southwest Airlines Co.	6,835,000		101,910
			5,719,594

FINANCIALS — 8.81%
Berkshire Hathaway Inc., Class A1	7,590		830,915
Fannie Mae	11,000,000		718,630
Citigroup Inc.	12,500,000		641,125
Wells Fargo & Co.	17,620,000		619,695
American International Group, Inc.	6,550,000		458,697
Washington Mutual, Inc.	9,500,000		405,080
Fifth Third Bancorp	7,000,000		278,390
Bank of America Corp.	5,200,000		254,228
Wachovia Corp.	4,000,000		205,000
Lincoln National Corp.	2,650,000		188,018
Freddie Mac	3,000,000		182,100
Société Générale[2]	850,000		157,075
U.S. Bancorp	4,500,000		148,275
Marsh & McLennan Companies, Inc.	3,300,000		101,904
Travelers Companies, Inc.	1,750,000		93,625
			5,282,757

HEALTH CARE — 7.04%
Eli Lilly and Co.	12,002,000		670,672
Abbott Laboratories	8,500,000		455,175
Medtronic, Inc.	8,500,000		440,810
Merck & Co., Inc.	8,500,000		423,300
Johnson & Johnson	6,450,000		397,449
Bristol-Myers Squibb Co.	10,250,000		323,490
Roche Holding AG2	1,558,422		276,454
Pfizer Inc	10,000,000		255,700
Sanofi-Aventis[2]	2,975,000		240,236
CIGNA Corp.	3,389,400		176,994
Aetna Inc.	3,400,000		167,960
Schering-Plough Corp.	5,000,000		152,200
Amgen Inc.[1]	2,400,000		132,696
AstraZeneca PLC (ADR)	2,000,000		106,960
			4,220,096

ENERGY — 6.78%
Chevron Corp.	11,100,000		935,064
ConocoPhillips	11,000,000		863,500
Exxon Mobil Corp.	5,800,000		486,504
Schlumberger Ltd.	5,700,000		484,158
Royal Dutch Shell PLC, Class A (ADR)	5,762,500		467,915
Occidental Petroleum Corp.	5,500,000		318,340
EnCana Corp.	3,000,000		185,242
TOTAL SA (ADR)	2,135,000		172,892
Marathon Oil Corp.	2,500,000		149,900
			4,063,515

CONSUMER STAPLES — 5.65%
Wal-Mart Stores, Inc.	16,950,000		815,465
Altria Group, Inc.	11,550,000		810,117
Coca-Cola Co.	15,250,000		797,728
Walgreen Co.	6,000,000		261,240
Avon Products, Inc.	5,700,000		209,475
Unilever NV (New York registered)	4,500,000		139,590
H.J. Heinz Co.	2,750,000		130,542
PepsiCo, Inc.	1,800,000		116,730
Anheuser-Busch Companies, Inc.	2,000,000		104,320
			3,385,207

CONSUMER DISCRETIONARY — 5.28%
Target Corp.	10,850,000		690,060
Time Warner Inc.	21,800,000		458,672
Lowe’s Companies, Inc.	14,200,000		435,798
Carnival Corp., units	5,350,000		260,920
Best Buy Co., Inc.	5,100,000		238,017
Home Depot, Inc.	5,500,000		216,425
Koninklijke Philips Electronics NV2	4,250,000		180,177
Magna International Inc., Class A	1,750,000		159,232
CBS Corp., Class B	4,500,000		149,940
Gannett Co., Inc.	2,400,000		131,880
Carnival PLC[2]	2,555,000		121,561
Sony Corp.[2]	2,200,000		112,998
Viacom Inc., Class B1	200,000		8,326
			3,164,006

MATERIALS — 3.38%
E.I. du Pont de Nemours and Co.	8,500,000		432,140
Alcoa Inc.	10,648,200		431,571
International Paper Co.	9,500,000		370,975
Weyerhaeuser Co.	4,590,000		362,289
Rohm and Haas Co.	2,775,000		151,737
Bayer AG2	2,000,000		151,520
Dow Chemical Co.	2,800,000		123,816
			2,024,048

TELECOMMUNICATION SERVICES — 3.18%
AT&T Inc.	16,237,500		673,856
Vodafone Group PLC[2]	160,062,500		538,146
Sprint Nextel Corp., Series 1	18,500,000		383,135
Verizon Communications Inc.	7,500,000		308,775
			1,903,912

UTILITIES — 0.48%
Exelon Corp.	2,500,000		181,500
Dominion Resources, Inc.	1,222,800		105,540
			287,040

MISCELLANEOUS — 1.48%
Other common stocks in initial period of acquisition			883,568

Total common stocks (cost: $29,477,762,000)			38,836,990

Preferred stocks — 0.42%

FINANCIALS — 0.38%
Sumitomo Mitsui Banking Corp. 6.078%[3,4]	38,556,000		37,284
MUFG Capital Finance 1 Ltd. 6.346% noncumulative[4]	34,900,000		34,205
Wachovia Capital Trust III 5.80%[4]	30,000,000		29,894
Banco Santander Central Hispano, SA 6.50%[3]	940,000		23,059
Fuji JGB Investment LLC, Series A, 9.87% noncumulative[3,4]	14,425,000		14,999
BNP U.S. Funding LLC, Series A, 7.738% noncumulative[3,4]	7,000,000		7,061
BNP Paribas Capital Trust 9.003% noncumulative trust[3,4]	6,000,000		6,579
Fannie Mae, Series O, 7.495%[3]	150,000		7,814
Fannie Mae, Series E, 5.10%	108,000		4,700
ING Capital Funding Trust III 8.439% noncumulative[4]	10,000,000		10,863
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities[3]	370,000		10,383
Aspen Insurance Holdings Ltd. 7.401% noncumulative[4]	395,000		9,949
National Bank of Canada, Series A, 8.35% exchangeable depositary shares	300,000		7,839
CIT Group Inc., Series B, 5.189%	70,000		7,042
HSBC Capital Funding LP, Series 2, 10.176% noncumulative step-up perpetual[3,4]	5,000,000		7,018
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[3,4]	5,500,000		5,866
RBS Capital Trust I 4.709% noncumulative trust ING[4]	4,500,000		4,194
			228,749

U.S. GOVERNMENT AGENCY SECURITIES — 0.02%
US AgBank 6.11%[3,4]	10,000,000		9,884

MISCELLANEOUS — 0.02%
Other preferred stocks in initial period of acquisition			9,465

Total preferred stocks (cost: $244,216,000)			248,098

Convertible securities — 0.01%

CONSUMER DISCRETIONARY — 0.01%
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032	94,700		3,652

FINANCIALS — 0.00%
Fannie Mae, Series 2004-1, 5.375% convertible preferred	36		3,573

Total convertible securities (cost: $8,374,000)			7,225

	Principal amount
Bonds & notes — 28.29%	(000)

MORTGAGE-BACKED OBLIGATIONS[5]— 10.58%
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	$52,930		55,423
Fannie Mae, Series 2001-T11, Class B, 5.503% 2011	45,000		45,267
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	16,000		15,245
Fannie Mae 4.89% 2012	30,000		29,086
Fannie Mae 4.00% 2015	25,821		24,676
Fannie Mae 5.00% 2018	20,932		20,315
Fannie Mae 5.00% 2018	4,072		3,951
Fannie Mae 5.00% 2018	2,309		2,240
Fannie Mae 5.50% 2018	21,483		21,266
Fannie Mae 11.00% 2018	561		632
Fannie Mae 5.50% 2019	3,826		3,788
Fannie Mae 4.50% 2020	41,306		39,284
Fannie Mae 5.50% 2020	53,016		52,363
Fannie Mae 11.00% 2020	204		223
Fannie Mae 6.00% 2021	11,634		11,687
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	19,063		18,296
Fannie Mae 10.50% 2022	400		440
Fannie Mae, Series 2001-4, Class NA, 11.891% 2025[4]	567		625
Fannie Mae 6.00% 2026	25,678		25,547
Fannie Mae 8.50% 2027	114		123
Fannie Mae 8.50% 2027	75		81
Fannie Mae 8.50% 2027	70		76
Fannie Mae 8.50% 2027	35		37
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	1,233		1,270
Fannie Mae 7.50% 2030	267		280
Fannie Mae 7.50% 2030	56		58
Fannie Mae 7.50% 2031	319		335
Fannie Mae 7.50% 2031	222		232
Fannie Mae, Series 2001-20, Class D, 11.073% 2031[4]	131		145
Fannie Mae 5.50% 2032	4,403		4,281
Fannie Mae 5.50% 2033	131,941		127,864
Fannie Mae 5.50% 2033	50,734		49,166
Fannie Mae 5.50% 2033	38,815		37,616
Fannie Mae 5.50% 2033	28,986		28,077
Fannie Mae 5.50% 2033	4,818		4,669
Fannie Mae 4.50% 2035	9,762		8,873
Fannie Mae 5.00% 2035	9,440		8,865
Fannie Mae 5.00% 2035	4,888		4,590
Fannie Mae 5.50% 2035	46,464		45,006
Fannie Mae 5.50% 2035	24,851		24,033
Fannie Mae 5.50% 2035	8,665		8,379
Fannie Mae 6.50% 2035	21,832		22,206
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036	7,657		5,547
Fannie Mae 4.50% 2036	30,000		27,343
Fannie Mae 5.50% 2036	83,375		80,565
Fannie Mae 5.50% 2036	75,947		73,328
Fannie Mae 5.50% 2036	12,715		12,287
Fannie Mae 5.50% 2036	4,267		4,120
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	20,042		20,154
Fannie Mae 6.00% 2036	9,647		9,555
Fannie Mae 6.50% 2036	13,301		13,429
Fannie Mae 5.50% 2037	30,252		28,986
Fannie Mae 6.00% 2037	136,257		134,810
Fannie Mae 6.00% 2037	29,412		28,962
Fannie Mae 6.50% 2037	30,772		30,971
Fannie Mae 6.50% 2037	30,000		30,138
Fannie Mae 7.00% 2037	60,000		61,294
Fannie Mae 7.00% 2037	11,758		12,003
Fannie Mae 7.00% 2037	8,250		8,430
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	843		862
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	769		783
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	1,079		1,113
Freddie Mac 8.50% 2008	—	*	—	*
Freddie Mac, Series SF02, Class GC, 2.64% 2009	4,959		4,915
Freddie Mac 4.00% 2015	45,103		42,028
Freddie Mac, Series 2310, Class B, 9.888% 2015[4]	201		218
Freddie Mac 5.00% 2018	22,594		21,921
Freddie Mac 10.00% 2018	451		499
Freddie Mac 8.50% 2020	324		344
Freddie Mac 8.50% 2020	29		31
Freddie Mac 6.00% 2021	23,664		23,761
Freddie Mac 6.00% 2026	31,178		31,034
Freddie Mac 6.00% 2026	22,548		22,444
Freddie Mac 6.00% 2026	17,084		17,006
Freddie Mac, Series T-041, Class 3-A, 7.50% 2032	4,477		4,609
Freddie Mac 5.00% 2035	50,603		47,510
Freddie Mac 5.00% 2035	49,584		46,553
Freddie Mac 5.00% 2035	14,364		13,492
Freddie Mac 5.00% 2035	4,757		4,468
Freddie Mac 5.50% 2035	24,386		23,574
Freddie Mac 5.50% 2035	24,360		23,549
Freddie Mac, Series 3061, Class PN, 5.50% 2035	18,214		18,081
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	21,875		15,714
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036	15,541		10,897
Freddie Mac, Series 3233, Class PA, 6.00% 2036	38,230		38,289
Freddie Mac, Series 3312, Class PA, 5.50% 2037	26,927		26,264
Freddie Mac, Series 3318, Class JT, 5.50% 2037	35,921		35,021
Freddie Mac 6.00% 2037	547,445		541,500
Freddie Mac, Series 3272, Class PA, 6.00% 2037	29,564		29,637
Countrywide Alternative Loan Trust, Series 2005-6CB, Class 2-A-1, 5.00% 2020	4,163		3,994
Countrywide Alternative Loan Trust, Series 2005-20CB, Class 4-A-1, 5.25% 2020	34,717		33,626
Countrywide Alternative Loan Trust, Series 2006-J3, Class 3-A-1, 5.50% 2021	21,796		21,702
Countrywide Alternative Loan Trust, Series 2004-5CB, Class 1-A-1, 6.00% 2034	11,759		11,534
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	64,128		63,678
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	23,340		22,381
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-9, 5.50% 2035	20,927		20,771
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 1-A-7, 5.50% 2035	20,512		20,410
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1-A-7, 5.50% 2035	17,310		17,088
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5-A-1, 5.75% 2035	16,387		15,903
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035	27,412		27,085
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	24,036		24,009
Countrywide Alternative Loan Trust, Series 2005-50CB, Class 3-A-1, 6.00% 2035	12,655		12,448
Countrywide Alternative Loan Trust, Series 2005-62, Class 2-A-1, 6.029% 2035[4]	15,014		15,051
Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1-A-1, 5.50% 2036	8,715		8,611
Countrywide Alternative Loan Trust, Series 2006-16CB, Class A-2, 6.00% 2036	15,050		15,004
Countrywide Alternative Loan Trust, Series 2007-2CB, Class 1-A-9, 5.75% 2037	14,382		14,241
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3-A-1, 5.909% 2047[4]	39,438		39,192
CS First Boston Mortgage Securities Corp., Series 2003-23, Class VII-A-1, 5.00% 2018	5,721		5,488
CS First Boston Mortgage Securities Corp., Series 2005-7, Class III-A-1, 5.00% 2020	12,841		12,323
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	2,707		2,718
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	2,473		2,479
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	2,579		2,586
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	3,349		3,414
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	23,875		23,691
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	9,420		9,260
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238% 2034	4,243		4,246
CS First Boston Mortgage Securities Corp., Series 2001-CP4, Class A-4, 6.18% 2035	28,300		28,834
CS First Boston Mortgage Securities Corp., Series 2005-5, Class IV-A-1, 6.25% 2035	18,723		18,658
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	40,865		41,660
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036[3]	19,024		12,293
CS First Boston Mortgage Securities Corp., Series 2003-CK2, Class A-4, 4.801% 2036	17,585		16,818
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	20,675		21,189
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	16,045		16,354
CS First Boston Mortgage Securities Corp., Series 2005-C1, Class A-3, 4.813% 2038	13,200		12,732
CS First Boston Mortgage Securities Corp., Series 2005-C4, Class A-2, 5.017% 2038	10,000		9,826
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-2, 3.88% 2039	13,000		12,581
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 2039	5,000		4,748
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040[4]	30,875		30,023
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class A-1B, 6.48% 2040	6,721		6,768
Wells Fargo Mortgage-backed Securities Trust, Series 2003-16, Class II-A-1, 4.50% 2018	21,905		20,636
Wells Fargo Mortgage-backed Securities Trust, Series 2005-13, Class A-1, 5.00% 2020	54,572		52,380
Wells Fargo Mortgage-backed Securities Trust, Series 2006-1, Class A-3, 5.00% 2021	21,425		20,566
Wells Fargo Mortgage-backed Securities Trust, Series 2003-B, Class A-1, 4.15% 2033[4]	3,885		3,790
Wells Fargo Mortgage-backed Securities Trust, Series 2003-3, Class II-A-1, 5.25% 2033	36,600		35,859
Wells Fargo Mortgage-backed Securities Trust, Series 2005-AR10, Class II-A-6, 4.11% 2035[4]	30,000		29,186
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.663% 2036[4]	65,321		64,630
Residential Accredit Loans, Inc., Series 2003-QS14, Class A-1, 5.00% 2018	8,695		8,342
Residential Accredit Loans, Inc., Series 2004-QS6, Class A-1, 5.00% 2019	17,024		16,335
Residential Accredit Loans, Inc., Series 2004-QS16, Class 1-A-1, 5.50% 2034	29,672		29,328
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	38,768		38,253
Residential Accredit Loans, Inc., Series 2005-QS4, Class A-3, 5.50% 2035	36,627		36,249
Residential Accredit Loans, Inc., Series 2006-QS1, Class A-3, 5.75% 2036	63,909		63,723
Residential Accredit Loans, Inc., Series 2006-QA1, Class A-III-1, 6.256% 2036[4]	27,397		27,524
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-2, 3.89% 2037	8,866		8,683
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-CIBC5, Class A-1, 4.372% 2037	16,646		16,347
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-2, 4.739% 2037	2,350		2,297
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C1, Class A-3, 5.376% 2037	10,680		10,536
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.51% 2037[4]	63,000		62,168
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	16,377		15,930
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	15,000		14,708
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-SB, 4.824% 2042	25,000		23,968
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-3A1, 4.871% 2042	5,000		4,857
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	34,265		33,597
GE Commercial Mortgage Corp., Series 2004-C1, Class A-2, 3.915% 2038	3,000		2,892
GE Commercial Mortgage Corp., Series 2005-C3, Class A-4, 5.046% 2045	24,730		24,319
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.512% 2045[4]	65,575		64,805
GE Commercial Mortgage Corp., Series 2005-C1, Class A-2, 4.353% 2048	34,140		33,139
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A-1, 5.941% 2036[4]	63,226		62,792
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5-A-1, 6.00% 2036[4]	51,261		51,084
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.684% 2034[4]	43,035		41,669
Morgan Stanley Mortgage Loan Trust, Series 2005-10, Class 4-A-1, 5.50% 2035	38,322		36,711
Morgan Stanley Mortgage Loan Trust, Series 2007-11AR, Class 2-A-1, 6.659% 2037[4]	30,000		30,427
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S6, Class II-A-1, 5.00% 2018	7,180		6,889
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-CB2, Class VII-A, 5.50% 2019	4,456		4,433
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7, 3.842% 2033[4]	5,419		5,306
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR5, Class A-7, 4.208% 2033[4]	3,057		3,017
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR6, Class A-1, 4.333% 2033[4]	1,940		1,936
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR1, Class A, 4.229% 2034[4]	5,989		5,914
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 4.549% 2034[4]	12,513		12,346
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY5, Class 3-A1, 5.828% 2037[4]	54,200		53,605
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class A-1-A, 5.58% 2045[4]	14,741		14,798
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	32,750		31,398
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	27,000		26,581
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042[4]	50,455		48,124
Banc of America Mortgage Securities Trust, Series 2004-5, Class 3-A-1, 4.50% 2019	82,198		77,443
Banc of America Mortgage Securities Trust, Series 2004-5, Class 3-A-2, 4.75% 2019	15,922		15,140
Banc of America Mortgage Securities Trust, Series 2003-F, Class 2-A-1, 3.734% 2033[4]	2,044		2,019
Banc of America Mortgage Securities Trust, Series 2004-A, Class 2-A-2, 4.103% 2034[4]	4,176		4,138
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class III-A-1, 6.25% 2037	69,750		69,101
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class IV-A-1, 6.50% 2037	26,000		26,021
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	84,500		86,551
GMAC Commercial Mortgage Securities, Inc., Series 1999-C3, Class F, 8.058% 2036[4]	4,000		4,150
GMAC Commercial Mortgage Securities, Inc., Series 2002-C2, Class A-2, 5.389% 2038	3,200		3,180
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[3]	65,800		64,102
Crown Castle Towers LLC, Series 2005-1, Class C, 5.074% 2035[3]	10,200		10,006
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035[3]	7,550		7,453
Crown Castle Towers LLC, Series 2006-1, Class E, 6.065% 2036[3]	10,000		9,820
Banc of America Commercial Mortgage Inc., Series 2002-PB2, Class A-4, 6.186% 2035	4,350		4,434
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	46,558		47,779
Banc of America Commercial Mortgage Inc., Series 2003-2, Class A-1, 3.411% 2041	10,045		9,878
Banc of America Commercial Mortgage Inc., Series 2005-4, Class A-2, 4.764% 2045	23,175		22,616
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[3]	18,300		17,954
American Tower Trust I, Series 2007-1A, Class B, 5.537% 2037[3]	20,000		19,538
American Tower Trust I, Series 2007-1A, Class C, 5.615% 2037[3]	12,000		11,646
American Tower Trust I, Series 2007-1A, Class D, 5.957% 2037[3]	32,200		30,860
CHL Mortgage Pass-Through Trust, Series 2003-J1, Class 3-A-1, 5.00% 2018	18,932		18,392
CHL Mortgage Pass-Through Trust, Series 2003-HYB3, Class 4-A-1, 3.458% 2033[4]	3,221		3,203
CHL Mortgage Pass-Through Trust, Series 2003-27, Class A-1, 3.688% 2033[4]	1,089		1,086
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6-A-1, 4.819% 2033[4]	12,356		12,244
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.643% 2035[4]	28,615		28,396
CHL Mortgage Pass-Through Trust, Series 2006-HYB5, Class 3-A-1B, 5.943% 2036[4]	16,115		16,104
Chase Mortgage Finance Trust, Series 2003-S9, Class A-1, 5.00% 2018	46,572		44,688
Chase Mortgage Finance Trust, Series 2003-S4, Class II-A-1, 5.00% 2018	34,868		33,448
Bear Stearns ARM Trust, Series 2003-6, Class I-A-2, 3.975% 2033[4]	9,642		9,517
Bear Stearns ARM Trust, Series 2003-3, Class III-A-1, 5.113% 2033[4]	3,623		3,581
Bear Stearns ARM Trust, Series 2003-9, Class III-A-3, 4.338% 2034[4]	22,864		22,217
Bear Stearns ARM Trust, Series 2004-1, Class I-2-A-5, 4.374% 2034[4]	7,388		7,273
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.963% 2034[4]	15,381		15,115
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[4]	20,000		19,427
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033	19,500		20,013
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-2, 6.226% 2035	310		310
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	53,934		55,278
Structured Asset Securities Corp., Series 2004-15, Class 2-A-1, 4.75% 2019	66,755		63,473
Structured Asset Securities Corp., Series 2004-3, Class 3-A-1, 5.50% 2019	5,971		5,838
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.515% 2027[3,4]	1,265		1,264
Tower Ventures, LLC, Series 2006-1, Class A1-FX, 5.361% 2036[3]	22,800		22,557
Tower Ventures, LLC, Series 2006-1, Class A-2, 5.45% 2036[3]	31,000		30,699
Tower Ventures, LLC, Series 2006-1, Class C, 5.707% 2036[3]	15,000		14,917
Bear Stearns Commercial Mortgage Securities Inc., Series 2000-WF2, Class A-2, 7.32% 2032	3,050		3,191
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	13,772		13,484
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2, 6.48% 2035	13,205		13,575
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-2, 4.735% 2042	38,000		37,223
Bear Stearns Asset-backed Securities I Trust, Series 2005-AC3, Class II-A-1, 5.25% 2020	45,476		43,957
Bear Stearns Asset-backed Securities I Trust, Series 2006-AC2, Class II-1A-1, 6.00% 2036	22,544		22,510
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class I-A-14, 5.50% 2035	31,781		31,559
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA11, Class I-A-5, 5.75% 2036	30,258		30,049
Commercial Mortgage Trust, Series 2000-C1, Class E, 8.132% 2033	4,000		4,193
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	39,825		36,692
Commercial Mortgage Trust, Series 2004-LNB2, Class A-3, 4.221% 2039	17,217		16,550
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030	25,205		25,418
Chase Commercial Mortgage Securities Corp., Series 1998-1, Class A-2, 6.56% 2030	3,623		3,636
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	24,832		25,863
GSR Mortgage Loan Trust, Series 2004-6F, Class IVA-1, 5.00% 2019	35,292		33,855
GSR Mortgage Loan Trust, Series 2004-2F, Class XIIIA-1, 5.00% 2019	8,864		8,630
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 2020	9,277		9,071
Banc of America Alternative Loan Trust, Series 2005-2, Class 3-A-1, 5.00% 2020	12,162		11,754
Banc of America Alternative Loan Trust, Series 2005-12, Class 5-A-1, 5.25% 2021	39,128		37,904
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[3]	16,250		16,119
SBA CMBS Trust, Series 2005-1, Class D, 6.219% 2035[3]	4,000		4,012
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 2036[3]	27,350		26,962
SBA CMBS Trust, Series 2006-1A, Class B, 5.451% 2036[3]	2,000		1,975
Lehman Mortgage Trust, Series 2007-6, Class 2-A1, 6.911% 2037[4]	41,675		42,367
GE Capital Commercial Mortgage Corp., Series 2002-2, Class A-3, 5.349% 2036	10,000		9,852
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	31,744		30,992
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.859% 2036[4]	14,354		14,196
IndyMac INDX Mortgage Loan Trust, Series 2006-AR11, Class 6-A-1, 5.928% 2036[4]	26,196		26,132
GMAC Mortgage Loan Trust, Series 2006-AR1, Class 2-A-1, 5.649% 2036[4]	33,715		33,368
Bear Stearns ALT-A Trust, Series 2006-2, Class II-4-A-1, 5.929% 2036[4]	32,430		32,291
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR7, Class A-2, 4.945% 2041	31,940		31,056
Washington Mutual Mortgage, WMALT Series 2005-AR1, Class A-1-A, 5.58% 2035[4]	11,502		11,511
Washington Mutual Mortgage, WMALT Series 2005-1, Class 5-A-1, 6.00% 2035	18,762		18,587
Merrill Lynch Mortgage Investors, Inc., Series 1999-C1, Class A-2, 7.56% 2031	5,892		6,077
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class II-A-1, 4.568% 2034[4]	23,179		23,052
Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class A-2, 6.53% 2031	9,491		9,592
Morgan Stanley Capital I, Inc., Series 2004-RR2, Class A-1, 4.39% 2033[3]	19,184		18,003
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[3]	21,839		23,405
Morgan Stanley Dean Witter Capital I Trust, Series 2002-HQ, Class A-2, 6.09% 2034	2,531		2,544
Morgan Stanley Dean Witter Capital I Trust, Series 2000-PRIN, Class C, 7.736% 2034[4]	7,435		8,295
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	9,000		9,101
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036	2,618		2,542
Lehman Mortgage Trust, Series 2005-1, Class 6-A1, 5.00% 2020	6,237		5,984
Lehman Mortgage Trust, Series 2006-2, Class 4-A1, 5.00% 2036	15,627		15,162
Citigroup Commercial Mortgage Trust, Series 2004-C2, Class A-4, 4.623% 2041	21,190		20,078
Citicorp Mortgage Securities, Inc., Series 2005-5, Class II-A-3, 5.00% 2020	19,185		18,409
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	3,737		3,929
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A-4, 6.462% 2031	13,185		13,596
First Union National Bank Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.739% 2032	1,141		1,149
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-1, 5.585% 2034	6,618		6,629
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-2, 6.141% 2034	8,810		8,998
Residential Asset Mortgage Products, Trust, Series 2003-RZ4, Class A-7, 4.79% 2033[4]	7,967		7,641
Residential Asset Mortgage Products, Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033	9,000		8,584
Prudential Mortgage Capital Funding, LLC, Series ROCK 2001-C1, Class A-2, 6.605% 2034	15,555		16,064
Residential Funding Mortgage Securities I, Inc., Series 2004-S9, Class II-A-1, 4.75% 2019	9,505		9,026
Residential Funding Mortgage Securities I, Inc., Series 2004-SA1, Class A-II, 4.298% 2034[4]	6,169		6,047
Banc of America Funding Trust, Series 2004-3, Class 2-A-1, 4.75% 2019	14,766		14,040
J.P. Morgan Mortgage Trust, Series 2004-S1, Class 1-A-7, 5.00% 2019	13,593		13,173
Meristar Commercial Mortgage Trust, Series 1999-C1, Class A-1, 7.28% 2016[3]	3,289		3,362
Meristar Commercial Mortgage Trust, Series 1999-C1, Class B, 7.90% 2016[3]	7,750		8,122
Residential Asset Securitization Trust, Series 2005-A6CB, Class A-7, 6.00% 2035	11,146		11,075
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.322% 2030[4]	10,000		10,181
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A-2, 5.202% 2044	8,615		8,510
Adjustable Rate Mortgage Trust, Series 2006-1, Class 3-A-3, 5.93% 2036[4]	8,108		8,091
Residential Funding Corp., Series 2003-RM2, Class A-II, 5.00% 2018	8,252		7,915
MASTR Asset Securitization Trust, Series 2003-9, Class 1-A-1, 5.00% 2018	7,805		7,489
HarborView Mortgage Loan Trust, Series 2005-15, Class 2-A1A2, 6.12% 2045[4]	6,098		6,155
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2-A-1, 4.088% 2033[4]	5,464		5,427
Hilton Hotel Pool Trust, Series 2000-HLTA, Class A-1, 7.055% 2015[3]	4,541		4,661
LB Commercial Mortgage Trust, Series 1998-C1, Class A-3, 6.48% 2030	4,525		4,531
ABN AMRO Mortgage Group Corp., Series 2003-9, Class A-1, 4.50% 2018	4,121		3,882
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032	3,550		3,594
MASTR Alternative Loan Trust, Series 2005-3, Class 1-A-1, 5.50% 2035	3,757		3,584
Host Marriott Pool Trust, Series 1999-HMTA, Class A, 6.98% 2015[3]	3,263		3,318
Chase Manhattan Bank — First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class C, 7.625% 2031	3,000		3,124
Government National Mortgage Assn. 9.00% 2009	380		384
Government National Mortgage Assn. 10.00% 2020	401		449
Government National Mortgage Assn. 10.00% 2021	695		780
Bank of America, NA and First Union National Bank Commercial Mortgage Trust, Series 2001-3, Class A-1, 4.89% 2037	1,456		1,444
Morgan Stanley Capital I Trust, Series 2003-IQ5, Class C, 5.286% 2038[4]	1,200		1,156
			6,341,906

U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 7.02%
U.S. Treasury 3.875% 2007	100,000		99,945
U.S. Treasury 2.625% 2008	50,000		48,985
U.S. Treasury 3.625% 2008[6]	25,576		25,592
U.S. Treasury 4.75% 2008	20,000		19,941
U.S. Treasury 5.625% 2008	250,000		251,250
U.S. Treasury 3.875% 2009[6]	377,922		383,975
U.S. Treasury 4.50% 2009	100,000		99,328
U.S. Treasury 0.875% 2010[6]	21,811		20,722
U.S. Treasury 3.50% 2011[6]	29,676		30,552
U.S. Treasury 4.50% 2011	379,966		373,613
U.S. Treasury 5.00% 2011	25,000		25,113
U.S. Treasury 3.375% 2012[6]	69,810		72,073
U.S. Treasury 10.375% 2012	8,000		8,164
U.S. Treasury 3.625% 2013	20,000		18,694
U.S. Treasury 4.25% 2013	794,875		767,547
U.S. Treasury 9.25% 2016	65,000		83,982
U.S. Treasury 8.875% 2017	185,000		239,719
U.S. Treasury 7.875% 2021	123,000		154,826
U.S. Treasury 6.25% 2023	88,500		98,290
U.S. Treasury 2.375% 2025[6]	54,801		52,669
U.S. Treasury 6.875% 2025	233,250		278,006
U.S. Treasury 5.25% 2029	63,000		63,473
U.S. Treasury 4.50% 2036	68,435		61,976
Fannie Mae 6.00% 2011	83,000		85,129
Fannie Mae 5.25% 2012	145,000		143,404
Fannie Mae 6.25% 2029	141,625		152,847
Federal Home Loan Bank 5.125% 2013	65,000		64,135
Federal Home Loan Bank 5.625% 2016	163,050		162,660
Federal Agricultural Mortgage Corp. 4.25% 2008	92,500		91,491
Federal Agricultural Mortgage Corp. 4.875% 2011[3]	68,500		67,654
Freddie Mac 4.875% 2008	14,575		14,503
Freddie Mac 4.125% 2009	5,000		4,890
Freddie Mac 5.75% 2010	€3,000		4,187
Freddie Mac 5.25% 2011	$110,000		109,993
CoBank ACB 5.96% 2022[3,4]	18,500		18,536
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp., Series 2000-044-A, 3.74% 2015[5]	8,350		7,942
			4,205,806

FINANCIALS — 4.01%
Washington Mutual, Inc. 5.55% 2010	15,000		15,010
Washington Mutual, Inc. 5.00% 2012	4,000		3,861
Washington Mutual, Inc. 5.66% 2012[4]	17,000		16,882
Washington Mutual, Inc. 5.76% 2012[4]	20,000		19,987
Washington Mutual Bank 5.78% 2013[4]	5,000		5,007
Washington Mutual Bank, FA, Series 16, 5.125% 2015	17,500		16,524
Washington Mutual, Inc. 5.25% 2017	25,000		23,249
Washington Mutual Preferred Funding I Ltd., Series A-1, 6.534% (undated)[3,4]	129,100		125,033
Washington Mutual Preferred Funding III Ltd. 6.895% (undated)[3,4]	30,900		30,505
AIG SunAmerica Global Financing VII 5.85% 2008[3]	7,750		7,784
International Lease Finance Corp. 5.00% 2010	5,000		4,944
American General Finance Corp., Series J, 5.64% 2011[4]	10,000		10,055
American General Finance Corp., Series I, 4.875% 2012	10,000		9,646
International Lease Finance Corp. 5.00% 2012	10,000		9,685
International Lease Finance Corp., Series R, 5.40% 2012	7,500		7,427
International Lease Finance Corp., Series R, 5.625% 2013	10,000		9,991
American General Finance Corp., Series I, 5.85% 2013	10,000		10,061
International Lease Finance Corp. 5.875% 2013	12,100		12,196
International Lease Finance Corp., Series R, 5.65% 2014	16,000		15,888
American General Finance Corp., Series I, 5.40% 2015	7,500		7,240
ILFC E-Capital Trust II 6.25% 2065[3,4]	17,930		17,516
American International Group, Inc., Series A-1, 6.25% 2087[4]	30,200		28,648
Residential Capital Corp. 6.457% 2009[4]	20,000		19,975
Residential Capital Corp. 6.375% 2010	30,000		29,633
Residential Capital Corp. 6.00% 2011	15,000		14,526
Residential Capital Corp. 6.50% 2013	35,250		34,112
CNA Financial Corp. 5.85% 2014	44,000		43,186
CNA Financial Corp. 6.50% 2016	16,000		16,158
CNA Financial Corp. 7.25% 2023	8,000		8,252
J.P. Morgan Chase & Co. 4.891% 2015[4]	20,000		19,625
Bank One Corp. 4.90% 2015	12,000		11,370
JPMorgan Chase Capital XXI, Series U, 6.305% 2037[4]	10,000		9,914
JPMorgan Chase Capital XX, Series T, 6.55% 2066	10,665		10,304
JPMorgan Chase Capital XVIII, Series R, 6.95% 2066	14,865		15,073
CIT Group Inc. 5.50% 2007	10,000		10,000
CIT Group Inc. 4.00% 2008	4,000		3,952
CIT Group Inc. 6.875% 2009	11,500		11,810
CIT Group Inc. 5.635% 2011[4]	5,000		4,984
CIT Group Inc. 5.40% 2013	31,000		30,166
CIT Group Inc. 6.10% 2067[4]	5,000		4,562
Kimco Realty Corp., Series C, 4.82% 2011	15,000		14,522
Kimco Realty Corp. 6.00% 2012	2,750		2,787
Kimco Realty Corp., Series C, 4.82% 2014	13,000		12,271
Kimco Realty Corp., Series C, 5.783% 2016	14,000		13,848
Kimco Realty Corp. 5.70% 2017	21,180		20,626
Household Finance Corp. 4.125% 2009	20,000		19,432
Household Finance Corp. 4.75% 2009	7,500		7,420
HSBC Finance Corp. 4.625% 2010	13,000		12,661
Household Finance Corp. 6.75% 2011	5,000		5,195
Household Finance Corp. 6.375% 2012	13,000		13,362
Midland Bank 5.625% Eurodollar note (undated)[4]	4,000		3,480
XL Capital Finance (Europe) PLC 6.50% 2012	3,015		3,099
Mangrove Bay Pass Through Trust 6.102% 2033[3,4]	57,885		56,174
PRICOA Global Funding I, Series 2003-2, 3.90% 2008[3]	8,000		7,822
PRICOA Global Funding I 4.20% 2010[3]	11,000		10,657
Prudential Financial, Inc., Series D, 5.50% 2016	14,000		13,705
Prudential Holdings, LLC, Series C, 8.695% 2023[3,5]	19,500		23,610
Bank of America Corp. 6.10% 2017	15,000		15,198
BankAmerica Capital III, BankAmerica Corp., Series 3, 5.926% 2027[4]	22,500		21,927
MBNA Global Capital Funding, Series B, 6.156% 2027[4]	18,000		17,989
Capital One Bank 4.875% 2008	20,000		19,912
Capital One Financial Corp. 5.64% 2009[4]	15,000		15,050
Capital One Financial Corp. 6.15% 2016	20,000		19,780
Simon Property Group, LP 4.875% 2010	20,000		19,640
Simon Property Group, LP 4.875% 2010	5,500		5,414
Simon Property Group, LP 5.375% 2011	5,000		4,967
Simon Property Group, LP 5.875% 2017	22,165		22,082
Developers Diversified Realty Corp. 3.875% 2009	16,500		16,080
Developers Diversified Realty Corp. 4.625% 2010	23,150		22,481
Developers Diversified Realty Corp. 5.50% 2015	13,000		12,555
Liberty Mutual Group Inc. 6.70% 2016[3]	18,000		18,361
Liberty Mutual Group Inc. 6.50% 2035[3]	21,990		20,065
Liberty Mutual Group Inc. 7.50% 2036[3]	10,625		10,808
Fifth Third Capital Trust IV 6.50% 2067[4]	50,500		48,900
BNP Paribas 7.195% (undated)[3,4]	48,000		48,694
Lehman Brothers Holdings Inc., Series H, 5.50% 2016	24,000		23,341
Lehman Brothers Holdings Capital Trust VII 5.857% (undated)[4]	22,875		22,431
PNC Funding Corp. 5.555% 2014[4]	15,000		15,014
PNC Funding Corp., Series II, 6.113% (undated)[3,4]	15,200		14,840
PNC Funding Corp., Series I, 6.517% (undated)[3,4]	15,000		15,189
ERP Operating LP 4.75% 2009	6,730		6,633
ERP Operating LP 5.375% 2016	25,000		24,016
ERP Operating LP 5.75% 2017	12,000		11,786
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010[3]	20,000		19,278
Westfield Group 5.70% 2016[3]	23,000		22,641
UniCredito Italiano SpA 5.584% 2017[3,4]	40,000		39,923
iStar Financial, Inc. 5.375% 2010	8,250		8,169
iStar Financial, Inc. 6.05% 2015	11,000		10,806
iStar Financial, Inc. 5.875% 2016	20,000		19,287
Countrywide Financial Corp., Series B, 5.78% 2012[4]	15,000		15,027
Countrywide Financial Corp., Series B, 5.80% 2012	23,000		22,862
Glen Meadow Pass Through Trust 6.505% 2067[3,4]	36,750		36,123
Citigroup Inc. 4.125% 2010	20,000		19,413
Citigroup Inc. 5.125% 2011	15,000		14,826
SocGen Real Estate Co. LLC, Series A, 7.64% (undated)[3,4]	32,750		32,911
ACE INA Holdings Inc. 5.875% 2014	30,000		29,871
ProLogis 5.50% 2012	15,000		14,890
ProLogis 5.625% 2015	14,950		14,651
Monumental Global Funding III 5.556% 2014[3,4]	29,000		29,000
HSBK (Europe) B.V. 7.25% 2017[3]	27,920		27,163
TuranAlem Finance BV 8.50% 2015	12,750		12,480
TuranAlem Finance BV 8.25% 2037[3]	15,000		14,438
HBOS PLC, Series B, 5.92% (undated)[3,4]	24,000		22,545
Bank of Scotland 7.00% (undated)[3,4]	4,225		4,248
Lazard Group LLC 7.125% 2015	25,500		26,343
Ambac Financial Group, Inc. 6.15% 2087[4]	29,000		26,075
Santander Issuances, SA Unipersonal 5.805% 2016[3,4]	20,000		20,104
Abbey National PLC 6.70% (undated)[4]	5,790		5,847
Hospitality Properties Trust 6.75% 2013	18,345		18,942
Hospitality Properties Trust 6.30% 2016	6,500		6,560
Capmark Financial Group, Inc. 5.875% 2012[3]	25,700		25,390
US Bank National Assn. 4.40% 2008	25,000		24,658
American Honda Finance Corp. 5.125% 2010[3]	20,500		20,315
Assurant, Inc. 5.625% 2014	20,000		19,600
Merrill Lynch & Co., Inc. 6.11% 2037	19,000		17,887
Protective Life Insurance Co., Series 2005-C, 4.85% 2010	18,000		17,713
Downey Financial Corp. 6.50% 2014	16,880		16,532
State Street Capital Trust IV 6.355% 2077[4]	16,000		16,118
North Front Pass Through Trust 5.81% 2024[3,4]	10,000		9,677
Nationwide Mutual Insurance Co. 7.875% 2033[3]	5,000		5,780
Lincoln National Corp. 7.00% 2066[4]	15,000		15,417
Zions Bancorporation 6.00% 2015	15,000		14,903
Resona Bank, Ltd. 5.85% (undated)[3,4]	15,000		14,366
Allstate Financial Global Funding LLC 4.25% 2008[3]	14,225		14,014
John Hancock Global Funding II, Series 2004-A, 3.50% 2009[3]	14,000		13,573
Principal Life Insurance Co. 3.20% 2009	14,000		13,466
United Dominion Realty Trust, Inc. 6.50% 2009	7,375		7,538
United Dominion Realty Trust, Inc. 5.00% 2012	6,000		5,842
New York Life Global Funding 3.875% 2009[3]	13,500		13,213
Brandywine Operating Partnership, LP 5.75% 2012	5,250		5,250
Brandywine Operating Partnership, LP 5.70% 2017	8,025		7,786
Assured Guaranty US Holdings Inc., Series A, 6.40% 2066[4]	12,975		12,732
SLM Corp., Series A, 3.95% 2008	7,500		7,308
SLM Corp., Series A, 4.50% 2010	5,500		5,089
Federal Realty Investment Trust 6.125% 2007	4,000		4,007
Federal Realty Investment Trust 4.50% 2011	8,500		8,198
ING Groep NV 5.775% (undated)[4]	10,300		9,957
Travelers Property Casualty Corp. 5.00% 2013	10,000		9,643
Sumitomo Mitsui Banking Corp. 5.625% (undated)[3,4]	10,000		9,545
Silicon Valley Bank 5.70% 2012	8,000		7,920
American Express Co. 6.80% 2066[4]	7,500		7,747
World Savings Bank, FSB, Bank Notes, Series 2008-FXR, 4.125% 2008	7,500		7,429
National Westminster Bank PLC 7.75% (undated)[4]	7,000		7,037
City National Corp. 5.125% 2013	7,000		6,808
QBE Capital Funding II LP 6.797% (undated)[3,4]	6,750		6,603
Wells Fargo & Co. 4.125% 2008	5,000		4,953
Genworth Financial, Inc. 6.15% 2066[4]	5,000		4,747
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated)[3,4]	4,000		4,090
Bank of Nova Scotia 5.625% 2085[4]	4,000		3,420
Den Norske CreditBank 5.625% (undated)[4]	3,000		2,647
Canadian Imperial Bank of Commerce 5.625% Eurodollar note 2085[4]	1,600		1,384
			2,403,290

ASSET-BACKED OBLIGATIONS[5]— 1.75%
Drive Auto Receivables Trust, Series 2004-1, Class A-4, MBIA insured, 4.14% 2010[3,4]	16,265		16,189
Drive Auto Receivables Trust, Series 2005-1, Class A-4, MBIA insured, 4.01% 2012	27,029		26,755
Drive Auto Receivables Trust, Series 2005-2, Class A-3, MBIA insured, 4.26% 2012[3]	18,580		18,389
Drive Auto Receivables Trust, Series 2005-3, Class A-4, FSA insured, 5.09% 2013[3]	47,500		47,322
Drive Auto Receivables Trust, Series 2006-2, Class A-3, MBIA insured, 5.33% 2014[3]	8,500		8,503
ARG Funding Corp., Series 2005-1, Class A-1, MBIA insured, 4.02% 2009[3]	23,400		23,213
ARG Funding Corp., Series 2005-2, Class A-1, AMBAC insured, 4.54% 2009[3]	4,500		4,476
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2011[3]	8,000		7,781
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011[3]	49,500		48,816
CPS Auto Receivables Trust, Series 2003-D, Class A-2, FSA insured, 3.56% 2010[3]	4,522		4,466
CPS Auto Receivables Trust, Series 2004-B, Class A-2, XLCA insured, 3.56% 2011[3]	5,210		5,120
CPS Auto Receivables Trust, Series 2005-D, Class A-2, FSA insured, 5.06% 2012[3]	18,000		17,945
CPS Auto Receivables Trust, Series 2006-A, Class 1-A-4, FSA insured, 5.33% 2012[3]	9,000		9,003
CPS Auto Receivables Trust, Series 2007-A, Class A-4, MBIA insured, 5.05% 2013[3]	9,000		8,872
CPS Auto Receivables Trust, Series 2007-TFC, Class A-2, XLCA insured, 5.25% 2013[3]	17,000		16,981
MBNA Credit Card Master Note Trust, Series 2005-6, Class A, 4.50% 2013	49,425		48,243
MBNA Credit Card Master Note Trust, Series 2002-1, Class C, 6.80% 2014	12,500		13,046
AmeriCredit Automobile Receivables Trust, Series 2004-A-F, Class A-4, FSA insured, 2.87% 2011	9,823		9,738
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	20,880		20,779
AmeriCredit Automobile Receivables Trust, Series 2006-A-F, Class A-4, FSA insured, 5.64% 2013	20,000		20,091
GMAC Mortgage Loan Trust, Series 2006-HE3, Class A-5, FGIC insured, 5.809% 2036[4]	13,000		12,829
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-2, FGIC insured, 6.054% 2037[4]	10,000		9,998
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-3, FGIC insured, 6.193% 2037[4]	24,000		23,988
New Century Home Equity Loan Trust, Series 2004-A, Class A-II-5, FGIC insured, 5.25% 2034	10,000		9,711
New Century Home Equity Loan Trust, Series 2004-A, Class A-II-6, FGIC insured, 5.563% 2034[4]	34,977		33,195
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[4]	40,994		41,558
Rental Car Finance Corp., Series 2005-1, Class A-2, XLCA insured, 4.59% 2011[3]	36,230		35,350
Long Beach Acceptance Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured, 2.841% 2010[4]	5,459		5,368
Long Beach Acceptance Auto Receivables Trust, Series 2004-C, Class A-4, FSA insured, 3.777% 2011	16,232		15,960
Long Beach Acceptance Auto Receivables Trust, Series 2005-B, Class A-4, FSA insured, 4.522% 2012	14,000		13,823
Susquehanna Auto Lease Trust, Series 2007-1, Class A-3, 5.25% 2010[3]	31,050		30,993
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-1, Class A-5, MBIA insured, 5.08% 2011[3]	29,550		29,158
Ameriquest Mortgage Securities Inc., Series 2004-R4, Class M-1, 5.87% 2034[4]	28,845		28,897
Capital One Multi-asset Execution Trust, Series 2006-10, Class A, 5.15% 2014	26,540		26,304
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031	7,572		7,553
Residential Asset Securities Corp. Trust, Series 2004-KS9, Class A-I-4, FGIC insured, 4.61% 2032	10,000		9,733
Residential Asset Securities Corp. Trust, Series 2003-KS8, Class A-I-6, 4.83% 2033	7,965		7,602
Residential Asset Securities Corp. Trust, Series 2003-KS6, Class A-2, 5.92% 2033[4]	191		191
Residential Asset Securities Corp. Trust, Series 2004-KS12, Class A-1-2, 5.55% 2035[4]	895		896
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011	10,152		10,010
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-3, 5.12% 2014	16,076		15,815
Triad Automobile Receivables Trust, Series 2006-C, Class A-3, AMBAC insured, 5.26% 2011	25,750		25,694
Capital Auto Receivables Asset Trust, Series 2004-2, Class A-4, 3.75% 2009	25,500		25,149
Drivetime Auto Owner Trust, Series 2005-C, Class A-3, MBIA insured, 5.006% 2011[3]	20,000		19,938
Honda Auto Receivables Owner Trust, Series 2005-4, Class A-4, 4.60% 2010	20,000		19,754
Chase Issuance Trust, Series 2005-7, Class A, 4.55% 2013	20,250		19,722
American Express Credit Account Master Trust, Series 2005-5, Class A, 5.36% 2013[4]	19,500		19,521
Bear Stearns Asset-backed Securities I Trust, Series 2005-CL1, Class A-1, 5.82% 2034[4]	17,968		17,988
West Penn Funding LLC, Transition Bonds, Series 2005-A, Class A-1, 4.46% 2010[3]	16,207		15,946
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017[3]	15,663		15,416
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 5.62% 2019[3,4]	14,794		14,794
Chase Credit Card Owner Trust, Series 2003-4, Class B, 5.97% 2016[4]	14,000		14,378
Advanta Business Card Master Trust, Series 2005-A3, Class A, 4.70% 2011	14,250		14,130
Morgan Stanley ABS Capital I Inc., Series 2004-NC3, Class M-1, 5.85% 2034[4]	14,117		14,127
First Investors Auto Owner Trust, Series 2005-A, Class A-2, MBIA insured, 4.23% 2012[3]	10,142		10,031
CWHEQ Home Equity Loan Trust, Series 2006-S4, Class A-6, AMBAC insured, 5.834% 2034[4]	10,000		9,794
Home Equity Asset Trust, Series 2004-2, Class M-1, 5.85% 2034[4]	7,984		8,003
WFS Financial Owner Trust, Series 2004-1, Class C, 2.49% 2011	1,004		994
WFS Financial Owner Trust, Series 2004-1, Class A-4, 2.81% 2011	6,576		6,511
CWABS, Inc., Series 2004-15, Class 2-AV-2, 5.59% 2034[4]	1,839		1,841
CWABS, Inc., Series 2004-BC1, Class M-1, 5.82% 2034[4]	5,581		5,583
World Financial Network Credit Card Master Note Trust, Series 2004-A, Class B, 5.82% 2013[4]	7,000		7,026
Impac CMB Grantor Trust, Series 2004-6, Class 1-A-1, 5.72% 2034[4]	2,586		2,589
Impac CMB Grantor Trust, Series 2004-6, Class M-2, 5.92% 2034[4]	2,319		2,324
Prestige Auto Receivables Trust, Series 2004-1, Class A-2, FSA insured, 3.69% 2011[3]	3,894		3,884
MASTR Asset-backed Securities Trust, Series 2006-AB1, Class A-4, 5.719% 2036[4]	3,000		2,910
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-3, 5.70% 2023	2,140		2,143
UPFC Auto Receivables Trust, Series 2004-A, Class A-3, AMBAC insured, 3.27% 2010	1,955		1,935
Net Lease Funding LP, Series 2005-1, Class A-A1, MBIA insured, 4.258% 2014[3]	1,088		1,084
Specialty Underwriting and Residential Finance Trust, Series 2004-BC4, Class A-2B, 5.63% 2035[4]	248		248
			1,048,117

TELECOMMUNICATION SERVICES — 1.20%
SBC Communications Inc. 4.125% 2009	22,420		21,813
SBC Communications Inc. 6.25% 2011	15,000		15,337
AT&T Wireless Services, Inc. 7.875% 2011	12,170		13,095
BellSouth Corp. 4.75% 2012	43,750		41,860
AT&T Wireless Services, Inc. 8.125% 2012	45,230		49,782
SBC Communications Inc. 5.10% 2014	15,000		14,329
SBC Communications Inc. 5.625% 2016	66,000		64,616
BellSouth Capital Funding Corp. 7.875% 2030	51,500		58,308
SBC Communications Inc. 6.15% 2034	15,000		14,428
SBC Communications Inc. 6.45% 2034	40,000		39,655
BellSouth Corp. 6.55% 2034	23,355		23,389
Verizon Global Funding Corp. 7.25% 2010	30,000		31,648
Verizon Communications Inc. 5.50% 2017	71,380		68,922
Verizon Global Funding Corp. 7.75% 2030	11,450		12,863
Verizon Communications Inc. 6.25% 2037	50,000		48,370
Nextel Communications, Inc., Series E, 6.875% 2013	53,423		53,073
Nextel Communications, Inc., Series D, 7.375% 2015	35,117		35,132
Telecom Italia Capital SA 7.20% 2036	56,500		58,265
PCCW-HKT Capital Ltd. 8.00% 2011[3,4]	15,000		16,233
France Télécom 7.75% 2011[4]	10,000		10,692
Singapore Telecommunications Ltd. 6.375% 2011[3]	10,000		10,324
CenturyTel, Inc., Series N, 6.00% 2017	9,500		9,260
Embarq Corp. 6.738% 2013	7,500		7,652
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	2,700		2,842
			721,888

CONSUMER DISCRETIONARY — 1.19%
Comcast Corp. 5.656% 2009[4]	20,000		20,011
Comcast Cable Communications, Inc. 6.875% 2009	13,000		13,316
Comcast Corp. 5.45% 2010	25,000		24,888
Comcast Corp. 5.85% 2015	13,000		12,805
Comcast Corp. 6.50% 2015	5,000		5,134
TCI Communications, Inc. 8.75% 2015	2,670		3,092
Comcast Corp. 6.45% 2037	31,500		30,455
Time Warner Inc. 5.59% 2009[4]	10,000		10,015
AOL Time Warner Inc. 6.875% 2012	49,750		51,956
AOL Time Warner Inc. 7.625% 2031	39,375		42,305
Viacom Inc. 5.75% 2011	47,000		46,972
Viacom Inc. 6.875% 2036	14,500		14,052
Cox Communications, Inc. 4.625% 2010	25,000		24,433
Cox Communications, Inc. 7.75% 2010	15,000		15,964
Cox Communications, Inc. 5.45% 2014	15,500		15,018
DaimlerChrysler North America Holding Corp. 4.75% 2008	10,000		9,967
DaimlerChrysler North America Holding Corp., Series E, 5.71% 2009[4]	14,000		14,032
DaimlerChrysler North America Holding Corp. 7.75% 2011	13,160		14,017
DaimlerChrysler North America Holding Corp. 6.50% 2013	14,155		14,638
News America Holdings Inc. 9.25% 2013	17,500		20,273
News America Inc. 5.30% 2014	8,750		8,465
News America Inc. 6.40% 2035	15,000		14,330
Centex Corp. 5.25% 2015	31,515		28,244
Centex Corp. 6.50% 2016	14,910		14,362
Toll Brothers, Inc. 4.95% 2014	35,000		31,969
Toll Brothers, Inc. 5.15% 2015	10,775		9,737
Johnson Controls, Inc. 5.50% 2016	36,000		34,916
Pulte Homes, Inc. 7.875% 2011	10,000		10,387
Pulte Homes, Inc. 6.25% 2013	5,000		4,844
Pulte Homes, Inc. 5.20% 2015	10,000		9,000
Pulte Homes, Inc. 7.875% 2032	5,000		5,296
Clear Channel Communications, Inc. 4.625% 2008	15,000		14,875
Chancellor Media Corp. of Los Angeles 8.00% 2008	9,500		9,747
Omnicom Group Inc. 5.90% 2016	20,000		19,789
Harrah’s Operating Co., Inc. 5.50% 2010	14,375		13,935
Harrah’s Operating Co., Inc. 6.50% 2016	3,500		2,927
D.R. Horton, Inc. 5.625% 2014	4,250		3,926
D.R. Horton, Inc. 6.50% 2016	11,844		11,351
Thomson Corp. 5.50% 2035	17,300		14,963
Seminole Tribe of Florida 5.798% 2013[3,5]	15,000		14,800
MDC Holdings, Inc. 5.50% 2013	5,000		4,776
MDC Holdings, Inc. 5.375% 2014	4,730		4,353
Federated Retail Holdings, Inc. 5.90% 2016	8,500		8,299
Carnival Corp. 3.75% 2007	5,000		4,971
J.C. Penney Corp., Inc. 5.75% 2018	5,000		4,836
Ryland Group, Inc. 5.375% 2012	2,750		2,624
			711,065

INDUSTRIALS — 0.68%
General Electric Co. 5.00% 2013	23,000		22,326
General Electric Capital Corp., Series A, 5.626% 2018[4]	20,000		20,090
General Electric Capital Corp., Series A, 5.736% 2026[4]	40,000		40,160
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 2011[5]	5,000		5,022
Continental Airlines, Inc., Series 1999-2, Class A-2, 7.056% 2011[5]	3,085		3,125
Continental Airlines, Inc., Series 2000-2, Class A-2, 7.487% 2012[5]	300		310
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[5]	12,619		12,722
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[5]	5,425		5,537
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[5]	12,742		12,973
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 2021[5]	1,776		1,848
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[5]	9,346		9,422
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[5]	15,562		16,622
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014[5]	29,550		29,753
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[5]	20,799		21,228
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[3,5]	30,142		30,975
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[3,5]	18,973		19,679
John Deere Capital Corp., Series D, 4.375% 2008	7,500		7,447
John Deere Capital Corp., Series D, 3.75% 2009	12,000		11,738
John Deere Capital Corp., Series D, 4.125% 2010	10,000		9,700
John Deere Capital Corp. 5.40% 2011	14,000		13,955
American Airlines, Inc., Series 2003-1, Class G, AMBAC insured, 3.857% 2012[5]	6,495		6,243
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012[5]	6,515		6,592
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012[5]	3,000		3,129
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[5]	15,650		16,560
Hutchison Whampoa International Ltd. 6.50% 2013[3]	31,500		32,441
Raytheon Co. 4.85% 2011	20,000		19,524
Atlas Copco AB 5.60% 2017[3]	14,000		13,667
USG Corp. 6.30% 2016	10,000		9,788
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[5]	728		736
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[5]	2,141		2,158
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[3,5]	1,668		1,637
			407,107

UTILITIES — 0.52%
MidAmerican Energy Holdings Co., Series D, 5.00% 2014	18,000		17,256
MidAmerican Energy Holdings Co. 6.125% 2036	34,875		33,804
Exelon Corp. 4.45% 2010	20,000		19,347
Exelon Generation Co., LLC 6.95% 2011	15,270		15,867
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2006-B, 5.455% 2009[4]	15,000		15,012
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2005-A, 5.00% 2016	16,000		15,138
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2016[3]	15,350		15,042
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036[3]	14,000		13,627
Pacific Gas and Electric Co., First Mortgage Bonds, 3.60% 2009	9,500		9,223
Pacific Gas and Electric Co., First Mortgage Bonds, 6.05% 2034	20,000		19,437
American Electric Power Co., Inc. 4.709% 2007[4]	7,500		7,492
Appalachian Power Co., Series G, 3.60% 2008	9,000		8,859
Appalachian Power Co., Series M, 5.55% 2011	7,800		7,772
Alabama Power Co., Series FF, 5.20% 2016	24,000		23,088
Consolidated Edison Co. of New York, Inc., Series 2004-C, 4.70% 2009	15,000		14,818
Scottish Power PLC 5.375% 2015	15,000		14,626
San Diego Gas & Electric Co., Series CCC, 5.30% 2015	15,000		14,565
PSEG Power LLC 3.75% 2009	14,700		14,274
SP PowerAssets Ltd. 3.80% 2008[3]	11,500		11,260
Kern River Funding Corp. 4.893% 2018[3,5]	5,700		5,459
Constellation Energy Group, Inc. 6.125% 2009	5,000		5,056
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[3,5]	4,807		4,752
Virginia Electric and Power Co., Series 2003-B, 4.50% 2010	3,500		3,389
			309,163

ENERGY — 0.47%
Kinder Morgan Energy Partners LP 6.00% 2017	41,610		40,793
Kinder Morgan Energy Partners LP 6.50% 2037	10,000		9,650
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[3,5]	8,050		7,857
Ras Laffan Liquefied Natural Gas II 5.298% 2020[3,5]	22,000		20,605
Ras Laffan Liquefied Natural Gas III 5.838% 2027[3,5]	20,000		18,608
Canadian Natural Resources Ltd. 5.70% 2017	44,000		42,643
TransCanada PipeLines Ltd. 6.35% 2067[4]	43,920		42,299
Gaz Capital SA 6.51% 2022[3]	27,495		27,206
Enterprise Products Operating LP 6.875% 2033	25,000		25,514
Sunoco, Inc. 4.875% 2014	15,000		13,988
Devon Financing Corp., ULC 6.875% 2011	10,000		10,449
Enbridge Inc. 5.60% 2017	10,000		9,636
Petroleum Export Ltd., Class A-2, XLCA insured, 4.633% 2010[3,5]	7,667		7,573
Energy Transfer Partners, LP 5.95% 2015	1,730		1,705
OXYMAR 7.50% 2016[3,5]	476		479
			279,005

HEALTH CARE — 0.36%
Cardinal Health, Inc. 5.619% 2009[3,4]	23,000		23,026
Cardinal Health, Inc. 6.75% 2011	7,750		8,031
Cardinal Health, Inc. 4.00% 2015	50,000		43,486
Cardinal Health, Inc. 5.80% 2016[3]	17,500		16,980
Cardinal Health, Inc. 5.85% 2017	12,200		11,870
Hospira, Inc. 5.83% 2010[4]	10,000		10,031
Hospira, Inc. 5.55% 2012	14,120		14,011
Hospira, Inc. 6.05% 2017	8,500		8,385
UnitedHealth Group Inc. 6.00% 2017[3]	30,000		29,944
Amgen Inc. 4.00% 2009	21,000		20,334
Aetna Inc. 5.75% 2011	5,500		5,537
Aetna Inc. 7.875% 2011	10,000		10,743
Humana Inc. 6.45% 2016	14,200		14,318
			216,696

INFORMATION TECHNOLOGY — 0.19%
Electronic Data Systems Corp., Series B, 6.50% 2013[4]	46,500		46,015
Electronic Data Systems Corp. 7.45% 2029	16,594		16,946
Cisco Systems, Inc. 5.25% 2011	29,500		29,347
Oracle Corp. 5.00% 2011	15,000		14,796
Western Union Co. 5.93% 2016	10,000		9,773
			116,877

MATERIALS — 0.17%
C8 Capital (SPV) Ltd. 6.64% (undated)[3,4]	33,900		33,410
C10 Capital (SPV) Ltd. 6.722% (undated)[3,4]	22,630		22,092
Stora Enso Oyj 7.25% 2036[3]	24,000		23,973
Alcoa Inc. 5.55% 2017	10,000		9,553
SCA Coordination Center NV 4.50% 2015[3]	6,750		6,108
International Paper Co. 5.85% 2012	4,240		4,234
			99,370

MUNICIPALS — 0.10%
State of California, Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2003-A-1, 6.25% 2033 (prerefunded 2013)	22,200		24,170
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds, Series 2002-A, Class A, 6.72% 2025	18,528		18,403
State of Washington, Tobacco Settlement Authority, Asset-backed Bonds, Series 2002, 6.50% 2026	9,600		10,523
State of New York, Sales Tax Asset Receivable Corp., Taxable Revenue Bonds, Series 2005-B, FGIC insured, 4.06% 2010	5,000		4,823
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025	3,508		3,507
			61,426

CONSUMER STAPLES — 0.05%
Tyson Foods, Inc. 6.85% 2016[4]	24,000		24,762
CVS Corp. 6.036% 2028[3,5]	7,752		7,545
			32,307

Total bonds & notes (cost: $17,185,921,000)			16,954,023

Short-term securities — 7.30%

Bank of America Corp. 5.185%–5.25% due 7/13–10/10/2007[7]	419,000		415,266
Clipper Receivables Co., LLC 5.23%–5.25% due 7/20–9/4/2007[3,7]	292,300		291,063
State Street Corp. 5.22% due 8/2/2007	50,000		49,771
JPMorgan Chase & Co. 5.21%–5.235% due 7/10–9/18/2007[7]	310,200		308,656
Jupiter Securitization Co., LLC 5.24% due 9/17/2007[3]	25,000		24,715
CAFCO, LLC 5.225%–5.29% due 7/12–9/14/2007[3,7]	297,100		295,623
Procter & Gamble International Funding S.C.A. 5.20%–5.24% due 7/12–9/19/2007[3,7]	286,568		284,709
Variable Funding Capital Corp. 5.225%–5.25% due 7/12–9/7/2007[3,7]	279,400		277,846
Johnson & Johnson 5.18%–5.20% due 7/10–9/13/2007[3,7]	247,000		245,577
Coca-Cola Co. 5.18%–5.23% due 7/13–9/10/2007[3,7]	204,500		203,072
Paccar Financial Corp. 5.20%–5.21% due 8/13–9/18/2007[7]	177,100		175,783
Union Bank of California, N.A. 5.28%–5.30% due 7/9–10/1/2007	150,000		149,990
Wal-Mart Stores Inc. 5.18%–5.20% due 7/17–8/28/2007[3,7]	144,700		143,767
International Lease Finance Corp. 5.20%–5.205% due 7/19–9/14/2007[7]	78,500		77,886
AIG Funding, Inc. 5.20% due 8/20/2007	50,000		49,635
Private Export Funding Corp. 5.18%–5.225% due 8/7–9/26/2007[3,7]	122,700		121,554
Federal Home Loan Bank 5.12%–5.14% due 8/10–9/19/2007[7]	115,847		114,765
Abbott Laboratories 5.22%–5.23% due 7/6–7/9/2007[3]	110,900		110,771
Honeywell International Inc. 5.18%–5.23% due 7/23–9/11/2007[3,7]	100,000		99,411
Freddie Mac 5.125%–5.14% due 7/9–9/10/2007	84,200		83,811
United Parcel Service Inc. 5.18%–5.19% due 7/26–7/27/2007[3]	79,900		79,593
NetJets Inc. 5.19%–5.20% due 7/2–8/13/2007[3,7]	75,000		74,818
Fannie Mae 5.145% due 9/12/2007	72,700		71,955
Harvard University 5.185%–5.20% due 7/16–8/8/2007[7]	71,000		70,654
Three Pillars Funding, LLC 5.25%–5.27% due 8/22–9/26/2007[3,7]	61,041		60,411
AT&T Inc. 5.23% due 7/16/2007[3]	50,000		49,885
Anheuser-Busch Cos. Inc. 5.20% due 8/16–8/27/2007[3,7]	50,000		49,621
Chevron Corp. 5.20% due 8/23/2007	50,000		49,610
Edison Asset Securitization LLC 5.22% due 9/25/2007[3]	50,000		49,374
Illinois Tool Works Inc. 5.22% due 8/9/2007[7]	35,000		34,797
Concentrate Manufacturing Co. of Ireland 5.23% due 7/11/2007[3]	28,900		28,854
Hershey Co. 5.19% due 7/3/2007[3]	25,000		24,989
Prudential Funding, LLC 5.24% due 8/1/2007[7]	25,000		24,883
Caterpillar Financial Services Corp. 5.24% due 8/13/2007[7]	25,000		24,840
Brown-Forman Corp. 5.23% due 8/15/2007[3,7]	25,000		24,840
Merck & Co. Inc. 5.20% due 8/24/2007	22,750		22,569
Becton, Dickinson and Co. 5.20%–5.23% due 7/13–8/9/2007[7]	21,806		21,717
E.I. duPont de Nemours and Co. 5.21% due 8/13/2007[3,7]	20,000		19,872
McCormick & Co., Inc. 5.20% due 8/30/2007[3]	19,500		19,332
Kimberly-Clark Worldwide Inc. 5.20% due 7/16/2007[3]	15,000		14,965
Harley-Davidson Funding Corp. 5.23% due 8/31/2007[3]	15,000		14,868
HSBC Finance Corp. 5.23% due 8/29/2007	9,700		9,618
Medtronic Inc. 5.23% due 7/19/2007[3]	7,700		7,679

Total short-term securities (cost: $4,372,963,000)			4,373,415

Total investment securities (cost: $51,289,236,000)			60,419,751
Other assets less liabilities			(496,420)

Net assets			$59,923,331

*Amount less than one thousand.

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,” was $1,904,502,000.
[3]
Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $4,857,364,000, which represented 8.11% of the net assets of the fund.

[4]	Coupon rate may change periodically.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Index-linked bond whose principal amount moves with a government retail price index.
[7]	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial adviser and should be read carefully before investing.

MFGEFP-911-0807O-S10935

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BALANCED FUND, INC.

By /s/ Robert G. O'Donnell
Robert G. O'Donnell, Vice Chairman and Principal Executive Officer

Date: September 7, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Robert G. O'Donnell
Robert G. O'Donnell, Vice Chairman and Principal Executive Officer

Date: September 7, 2007

By /s/ Jennifer M. Buchheim
Jennifer M. Buchheim, Treasurer and Principal Financial Officer

Date: September 7, 2007